UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5029

Name of Fund:  Legg Mason Income Trust, Inc.
Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
     Mark R. Fetting, President, Legg Mason Income Trust, Inc.
     100 Light Street
     Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  December 31, 2003

Item 1 - Report to Shareholders

                          Annual Report to Shareholders

       December 31, 2003

                                                   Legg Mason Income Trust, Inc.
                                                                      High Yield
                                                                Investment Grade
                                                    U.S. Government Intermediate
                                                    U.S. Government Money Market

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   Annual Report to Shareholders
                                        1

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's annual report, combining reports for the Legg Mason High Yield Portfolio, Investment Grade Income Portfolio, U.S. Government Intermediate-Term Portfolio and the U.S. Government Money Market Portfolio.

  The following table summarizes key statistics for the Primary Class of each portfolio, as of December 31, 2003:




                                                               Net Asset Value
                                SEC Yield(A)   Average Life      Per Share
-----------------------------------------------------------------------------



High Yield                        5.76%         5.59 years        $ 9.10
Investment Grade                  3.87%        10.41 years        $10.88
U.S. Government Intermediate      2.93%         4.26 years        $10.54
U.S. Government Money
  Market(B)                       0.39%            68 days        $ 1.00


  In calendar 2003, total returns for the Primary Class of shares of the High Yield, Investment Grade and Government Intermediate Portfolios were +23.03%, +10.16%, and +1.11%, respectively. Total returns for the Institutional Class of shares were +23.54%, +10.71%, and +1.71%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.)

  PricewaterhouseCoopers LLP, Income Trust's independent accountants, has completed its annual examination, and audited financial statements for the fiscal year ended December 31, 2003, are included in this report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of the High Yield, Investment Grade and Government Intermediate Portfolios will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in the Fund.

---------------

(A) SEC yields reported for the High Yield, Investment Grade and U.S. Government Intermediate Portfolios are for the 30 days ended December 31, 2003. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended December 31, 2003.

(B) An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Report to Shareholders
                                        2

  Many of our shareholders regularly add to their Primary Class Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

       Sincerely,




         /s/ JOHN F. CURLEY, JR.           /s/ MARK R. FETTING
         John F. Curley, Jr.               Mark R. Fetting
         Chairman                          President


January 30, 2004

                                                   Annual Report to Shareholders
                                        3

Management's Discussion of Fund Performance
High Yield Portfolio

  Average annual total returns for the High Yield Portfolio and its benchmark for various periods ended December 31, 2003, are presented below:



                                    Since        Five     Three      One
                                 Inception(A)   Years     Years     Year
--------------------------------------------------------------------------


High Yield(B)
  Primary Class                     +4.76%      +1.14%    +5.19%   +23.03%
  Institutional Class                0.00%      +1.44%    +5.46%   +23.54%
Lehman High Yield Index(C)          +6.72%      +5.23%   +10.21%   +28.97%


  For the year ended December 31, 2003, the Primary Class of the Fund returned 23.03% versus 28.97% for the Fund's benchmark, the Lehman High Yield Index. The option-adjusted-spread of the Index narrowed 437 basis points(D) (bps) on the year from +851 bps on December 31, 2002, to +394 bps on December 31, 2003. The portfolio's underperformance is attributable to the manager's focus on companies in the high yield arena that have a below-market probability of default due to the companies' quantifiable asset base and sufficient free cash flow. The manager's investment style is based on the view that, over the long term, returns in the high yield sector are more a function of income (coupon) than price appreciation. This bias for higher quality high yield hurt relative performance, as the distressed and lower quality sectors of the market contributed a disproportionate share to the asset class's total return. CCC rated and below issues in the Index returned more than 60% for the period, versus 20% for BB rated issues and 26.50% for B rated issues. The average price of the CCC rated portion of the Index, which on December 31, 2002, was approximately $64 (a bond priced below $65 is often referred to as distressed) had risen to $94 by December 31, 2003.

---------------

(A) The inception date of the Primary Class is August 7, 1987. The inception date of the Institutional Class is May 5, 1998. Index returns are for periods beginning July 31, 1987.

(B) Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C) A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non- investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.

(D) 100 basis points = 1%.

Management's Discussion of Fund

Annual Report to Shareholders
                                        4

Investment Grade Income Portfolio

  Average annual total returns for the Investment Grade Income Portfolio and its benchmark for various periods ended December 31, 2003, are presented below:



                                     Since        Ten      Five      One
                                  Inception(E)   Years    Years     Year
--------------------------------------------------------------------------


Investment Grade(F)
  Primary Class                      +8.07%      +6.98%   +6.87%   +10.16%
  Institutional Class                +7.59%       N/A     +7.43%   +10.71%
Lehman Credit Bond Index(G)          +8.45%      +7.19%   +7.22%    +6.91%


  For the year ended December 31, 2003, the Primary Class of the Fund returned 10.16% versus 6.91% for the Fund's benchmark, the Lehman Credit Bond Index. The option-adjusted-spread of the Index narrowed from +169 bps to similar duration treasuries on December 31, 2002, to +89 bps on December 31, 2003. The portfolio's outperformance is attributable to the manager's decision to overweight BBB rated issues, which returned 11.81% for the year, as well as overweight and underweight subsector and issue selection decisions. Overweights to industrials, particularly in the auto space, which returned 12.74% for the period, helped relative performance. An underweight in the portfolio to sovereigns and Yankees, which returned 4.78% in 2003, also helped relative performance. The portfolio's term structure hurt relative performance as the fund was positioned throughout the year for a flatter yield curve.

---------------

(E) The inception date of the Primary Class is August 7, 1987. The inception date of the Institutional Class is December 1, 1995. Index returns are for periods beginning July 31, 1987.

(F) Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(G) This index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

                                                   Annual Report to Shareholders
                                        5

U.S. Government Intermediate-Term Portfolio

  Average annual total returns for the U.S. Government Intermediate-Term Portfolio and its benchmark for various periods ended December 31, 2003, are presented below:



                                      Since        Ten      Five     One
                                   Inception(H)   Years    Years     Year
--------------------------------------------------------------------------


U.S. Government Intermediate(I)
  Primary Class                       +6.73%      +5.32%   +4.76%   +1.11%
  Institutional Class                 +6.72%       N/A     +5.33%   +1.71%
Lehman Intermediate Government
  Bond Index(J)                       +7.53%      +6.32%   +6.18%   +2.29%


  The Fund was challenged by this environment, lagging the performance of its benchmark, the Lehman Intermediate Government Bond Index, with a Primary Class total return of 1.11% versus 2.29% for the year ended December 31, 2003. The Fund's duration posture had little impact on returns, but a steeper curve worked against the portfolio's barbelled exposure to maturities, which was structured to benefit from a flatter yield curve. Overweight exposure to mortgage-backed securities was also a drag on performance, since their higher yield was not sufficient to compensate for unprecedented prepayment speeds as interest rates fell.

---------------

(H) The inception date of the Primary Class is August 7, 1987. The inception date of the Institutional Class is December 1, 1994. Index returns are for periods beginning July 31, 1987.

(I) Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(J) A total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

Annual Report to Shareholders
                                        6

Performance Information

High Yield Portfolio

  The following graphs compare the Fund's total returns against that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class of the Fund, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund's results and the index's results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

                                                   Annual Report to Shareholders
                                        7

Growth of a $10,000 Investment -- Primary Class

[VALUE TRUST GRAPH]


                                                              High Yield Portfolio - Primary Class       Lehman High Yield Index
                                                              ------------------------------------       -----------------------


2/1/1994                                                                    10000.00                             10000.00
3/31/1994                                                                    9863.00                              9597.00
6/30/1994                                                                    9740.00                              9566.00
9/30/1994                                                                    9779.00                              9716.00
12/31/1994                                                                   9711.00                              9687.00
3/31/1995                                                                   10060.00                             10264.00
6/30/1995                                                                   10612.00                             10889.00
9/30/1995                                                                   11102.00                             11197.00
12/31/1995                                                                  11461.00                             11544.00
3/31/1996                                                                   11917.00                             11749.00
6/30/1996                                                                   12241.00                             11943.00
9/30/1996                                                                   12705.00                             12421.00
12/31/1996                                                                  13170.00                             12855.00
3/31/1997                                                                   13451.00                             12998.00
6/30/1997                                                                   14086.00                             13602.00
9/30/1997                                                                   14780.00                             14221.00
12/31/1997                                                                  15258.00                             14495.00
3/31/1998                                                                   15993.00                             14982.00
6/30/1998                                                                   16582.00                             15148.00
9/30/1998                                                                   15003.00                             14458.00
12/31/1998                                                                  14985.00                             14766.00
3/31/1999                                                                   16684.00                             15039.00
6/30/1999                                                                   16279.00                             15091.00
9/30/1999                                                                   15143.00                             14876.00
12/31/1999                                                                  16307.00                             15119.00
3/31/2000                                                                   15966.00                             14766.00
6/30/2000                                                                   15778.00                             14936.00
9/30/2000                                                                   15210.00                             15020.00
12/31/2000                                                                  13628.00                             14233.00
3/31/2001                                                                   14053.00                             15138.00
6/30/2001                                                                   13688.00                             14792.00
9/30/2001                                                                   12976.00                             14166.00
12/31/2001                                                                  13610.00                             14985.00
3/31/2002                                                                   13682.00                             15326.00
6/30/2002                                                                   12530.00                             14259.00
9/30/2002                                                                   12076.00                             13841.00
12/31/2002                                                                  12891.00                             14774.00
3/31/2003                                                                   13724.00                             15898.00
6/30/2003                                                                   14781.00                             17505.00
9/30/2003                                                                   15052.00                             17990.00
12/31/2003                                                                  15860.00                             19054.00




                                       Cumulative    Average Annual
                                      Total Return    Total Return


                     One Year            +23.03%        +23.03%
                     Five Years           +5.84%         +1.14%
                     Life of Class*      +58.60%         +4.76%
                        *Inception date: February 1, 1994


  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

              Past performance does not predict future performance.

---------------

(A) A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. Index returns are for periods beginning January 31, 1994.

Annual Report to Shareholders
                                        8

Growth of a $1,000,000 Investment -- Institutional Class

[VALUE TRUST GRAPH]



                                                              High Yield Portfolio - Institutional
                                                                             Class                     Lehman High Yield Index (B)
                                                              ------------------------------------     ---------------------------


5/5/1998                                                                   1000000.00                           1000000.00
6/30/1998                                                                  1026430.00                           1007100.00
9/30/1998                                                                   930176.00                            961300.00
12/31/1998                                                                  930903.00                            981700.00
3/31/1999                                                                  1035270.00                            999900.00
6/30/1999                                                                  1010780.00                           1003300.00
9/30/1999                                                                   941175.00                            989000.00
12/31/1999                                                                 1014850.00                           1005200.00
3/31/2000                                                                   994652.00                            981700.00
6/30/2000                                                                   984731.00                            993000.00
9/30/2000                                                                   949633.00                            998600.00
12/31/2000                                                                  852607.00                            946300.00
3/31/2001                                                                   877924.00                           1006500.00
6/30/2001                                                                   855416.00                            983400.00
9/30/2001                                                                   813346.00                            941800.00
12/31/2001                                                                  852086.00                            996200.00
3/31/2002                                                                   857298.00                           1013000.00
6/30/2002                                                                   785425.00                            948000.00
9/30/2002                                                                   757698.00                            920200.00
12/31/2002                                                                  809466.00                            982200.00
3/31/2003                                                                   860873.00                           1057000.00
6/30/2003                                                                   929595.00                           1163800.00
9/30/2003                                                                   948262.00                           1196100.00
12/31/2003                                                                 1000100.00                           1266800.00




                                  Cumulative    Average Annual
                                 Total Return    Total Return


                One Year            +23.54%        +23.54%
                Five Years           +7.42%         +1.44%
                Life of Class*       +0.01%         +0.00%
                *Inception date: May 5, 1998


  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

              Past performance does not predict future performance.

---------------

(B) Index returns are for periods beginning April 30, 1998.

                                                   Annual Report to Shareholders
                                        9

Statement of Net Assets

High Yield Portfolio
December 31, 2003
(Amounts in Thousands)



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Long-Term Securities -- 94.2%
Corporate Bonds and Notes -- 85.3%
  Advertising -- 0.8%
  Vertis Inc.                       9.750%    4/1/09    $     490     $    532
  Vertis Inc.                      10.875%   6/15/09        1,220        1,296
                                                                      --------
                                                                         1,828
                                                                      --------
  Aerospace/Defense -- 1.6%
  Armor Holdings Incorporated       8.250%   8/15/13          950        1,016(A)
  Esterline Technologies
    Corporation                     7.750%   6/15/13        1,063        1,143(A)
  Hexcel Corporation                9.875%   10/1/08        1,146        1,292
  Hexcel Corporation                9.750%   1/15/09          350          367
                                                                      --------
                                                                         3,818
                                                                      --------
  Animal Hospitals -- 0.4%
  Vicar Operating, Inc.             9.875%   12/1/09          915        1,016
                                                                      --------
  Apparel -- 1.5%
  Oxford Industries, Inc.           8.875%    6/1/11        1,181        1,292(A)
  Russell Corporation               9.250%    5/1/10        1,038        1,076
  The William Carter Company       10.875%   8/15/11          887        1,024
                                                                      --------
                                                                         3,392
                                                                      --------
  Auto and Automotive Parts -- 1.6%
  Cummins Inc.                      9.500%   12/1/10          992        1,141(A)
  Keystone Automotive Operations
    Inc.                            9.750%   11/1/13        1,030        1,107(A)
  TRW Automotive                    9.375%   2/15/13          425          486
  TRW Automotive                   11.000%   2/15/13          904        1,064
                                                                      --------
                                                                         3,798
                                                                      --------
  Building Materials -- 3.8%
  Atrium Companies, Inc.           10.500%    5/1/09        1,460        1,562
  Atrium Companies, Inc.           10.500%    5/1/09          520          556(A)
  Collins & Aikman Floor Cover      9.750%   2/15/10          825          883
  Interface, Inc.                   7.300%    4/1/08          553          528

Annual Report to Shareholders
                                       10



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes --
    Continued
  Building Materials --
    Continued
  Interface, Inc.                  10.375%    2/1/10    $   1,263     $  1,336
  Koppers Inc.                      9.875%   10/15/13       1,490        1,643(A)
  Nortek Holdings, Inc.             9.125%    9/1/07          700          723
  Nortek Holdings, Inc.             0.000%   5/15/11        1,910        1,380(A,B)
  Nortek Holdings, Inc.             9.875%   6/15/11          251          277
                                                                      --------
                                                                         8,888
                                                                      --------
  Cable -- 2.5%
  Charter Communications
    Holdings, LLC                   9.625%   11/15/09       1,890        1,663
  Charter Communications, Inc.     10.250%   9/15/10        1,200        1,260(A)
  CSC Holdings Inc.                 7.875%   12/15/07         299          315
  Insight Communications Company,
    Inc.                            0.000%   2/15/11        1,581        1,352(B)
  LodgeNet Entertainment
    Corporation                     9.500%   6/15/13        1,022        1,119
                                                                      --------
                                                                         5,709
                                                                      --------
  Casino Resorts -- 2.3%
  Harrah's Operating Company,
    Inc.                            7.875%   12/15/05       1,121        1,219
  Inn of the Mountain Gods         12.000%   11/15/10         220          234(A)
  Mandalay Resort Group             9.500%    8/1/08          332          388
  MGM MIRAGE                        9.750%    6/1/07          274          312
  Mirage Resorts, Incorporated      7.250%   10/15/06         355          383
  Park Place Entertainment
    Corporation                     7.875%   12/15/05         959        1,027
  Station Casinos, Inc.             9.875%    7/1/10          846          931
  Wynn Las Vegas LLC               12.000%   11/1/10          729          858
                                                                      --------
                                                                         5,352
                                                                      --------
  Chemicals -- 6.1%
  Equistar Chemicals LP            10.625%    5/1/11          566          625
  Equistar Chemicals LP            10.625%    5/1/11          490          542(A)
  FMC Corporation                  10.250%   11/1/09          524          613

                                                   Annual Report to Shareholders
                                       11



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes --
   Continued
  Chemicals -- Continued
  Georgia Gulf Corporation          7.125%   12/15/13   $     490     $    510(A)
  Hercules Incorporated            11.125%   11/15/07         510          611
  Huntsman International Holdings
    LLC                             0.000%   12/31/09       1,826          881(C)
  Huntsman International LLC        9.875%    3/1/09          732          801
  Huntsman International LLC       10.125%    7/1/09        1,067        1,099
  IMC Global Inc.                  10.875%    6/1/08          596          656
  IMC Global Inc.                  11.250%    6/1/11          281          309
  IMC Global Inc.                  10.875%    8/1/13          210          230(A)
  Lyondell Chemical Company         9.625%    5/1/07          453          480
  MacDermid, Incorporated           9.125%   7/15/11        1,597        1,789
  Millennium America Inc.           7.000%   11/15/06          96           98
  Millennium America Inc.           9.250%   6/15/08        1,262        1,376
  Nalco Company                     7.750%   11/15/11         450          482(A)
  Nalco Company                     8.875%   11/15/13         640          678(A)
  Rockwood Specialties, Inc.       10.625%   5/15/11          840          936(A)
  Westlake Chemical Corporation     8.750%   7/15/11        1,230        1,347(A)
                                                                      --------
                                                                        14,063
                                                                      --------
  Commercial/Industrial Services -- 0.4%
  NationsRent, Inc.                 9.500%   10/15/10         870          935(A)
                                                                      --------
  Containers and Packaging -- 0.7%
  Ball Corporation                  7.750%    8/1/06          250          269
  Graphic Packaging International
    Corp.                           9.500%   8/15/13        1,160        1,282(A)
                                                                      --------
                                                                           1,551
                                                                      --------
  Diversified Services -- 0.2%
  SPX Corporation                   7.500%    1/1/13          432          470
                                                                      --------

Annual Report to Shareholders
                                       12



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes --
   Continued
  Electric -- 3.7%
  Orion Power Holdings, Inc.       12.000%    5/1/10    $   2,488     $  3,023
  The AES Corporation              10.000%   7/15/05          361          367(A)
  The AES Corporation               8.375%   8/15/07          360          364
  The AES Corporation               8.500%   11/1/07          513          521
  The AES Corporation               8.750%   6/15/08          619          664
  The AES Corporation               9.500%    6/1/09          929        1,030
  The AES Corporation               8.875%   2/15/11           14           15
  The AES Corporation               9.000%   5/15/15        2,143        2,422(A)
                                                                      --------
                                                                         8,406
                                                                      --------
  Electronics -- 2.0%
  Amkor Technology, Inc.            9.250%   2/15/08          900        1,021
  BRL Universal Equipment 2001
    A., L.P.                        8.875%   2/15/08          300          322
  Fairchild Semiconductor
    International, Inc.            10.500%    2/1/09        1,090        1,215
  Rayovac Corporation               8.500%   10/1/13          860          912
  Viasystems Inc.                  10.500%   1/15/11        1,030        1,100(A)
                                                                      --------
                                                                         4,570
                                                                      --------
  Energy -- 3.0%
  Calpine Corporation               7.625%   4/15/06          880          779
  Calpine Corporation               7.750%   4/15/09           27           21
  Calpine Corporation               8.625%   8/15/10        2,725        2,126
  Calpine Corporation               8.500%   2/15/11          544          430
  Calpine Corporation               8.750%   7/15/13        1,550        1,511(A)
  PG&E Corporation                  6.875%   7/15/08        1,850        2,002(A)
                                                                      --------
                                                                         6,869
                                                                      --------
  Environmental Services -- 1.1%
  Allied Waste North America
    Incorporated                    7.625%    1/1/06           69           73

                                                   Annual Report to Shareholders
                                       13



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Environmental Services -- Continued
  Allied Waste North America
    Incorporated                    8.500%   12/1/08    $   1,984     $  2,207
  Safety-Kleen Corp.                9.250%   5/15/09        3,894          195(D)
                                                                      --------
                                                                         2,475
                                                                      --------
  Food, Beverage and Tobacco -- 1.5%
  Cott Beverages Incorporated       8.000%   12/15/11       1,090        1,177
  DIMON Incorporated                9.625%   10/15/11       1,171        1,306
  Smithfield Foods, Inc.            8.000%   10/15/09         250          264
  Smithfield Foods, Inc.            7.750%   5/15/13          759          789
                                                                      --------
                                                                         3,536
                                                                      --------
  Gaming -- 2.2%
  Argosy Gaming Company             9.000%    9/1/11        1,082        1,198
  Horseshoe Gaming Holding Corp.    8.625%   5/15/09        1,636        1,728
  Mohegan Tribal Gaming Authority   6.375%   7/15/09        1,110        1,146
  Pinnacle Entertainment, Inc.      9.250%   2/15/07        1,010        1,046
                                                                      --------
                                                                         5,118
                                                                      --------
  Gas and Pipeline Utilities -- 7.5%
  ANR Pipeline, Inc.                8.875%   3/15/10          362          407
  ANR Pipeline, Inc.                9.625%   11/1/21        1,007        1,197
  Colorado Interstate Gas Company  10.000%   6/15/05        1,090        1,158
  Dynegy Holdings Inc.              8.750%   2/15/12          673          679
  Dynegy Holdings Inc.             10.125%   7/15/13          980        1,127(A)
  GulfTerra Energy Partners, L.P.  10.625%   12/1/12          406          503
  Northwest Pipelines Corporation   8.125%    3/1/10          254          282
  Pride International, Inc.         9.375%    5/1/07          555          572
  Sonat Inc.                        6.875%    6/1/05          990          975
  Southern Natural Gas Company      8.875%   3/15/10          768          864
  Southern Natural Gas Company      8.000%    3/1/32        1,480        1,528
  The Williams Companies, Inc.      9.250%   3/15/04        1,154        1,169

Annual Report to Shareholders
                                       14



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Gas and Pipeline Utilities -- Continued
  The Williams Companies, Inc.      6.750%   1/15/06    $   1,520     $  1,573
  The Williams Companies, Inc.      8.625%    6/1/10          762          855
  The Williams Companies, Inc.      8.125%   3/15/12          540          599
  The Williams Companies, Inc.      7.500%   1/15/31          334          338
  The Williams Companies, Inc.      8.750%   3/15/32          852          963
  Transcontinental Gas Pipeline
    Corporation                     7.000%   8/15/11          352          375
  Transcontinental Gas Pipeline
    Corporation                     8.875%   7/15/12          729          862
  Western Gas Resources, Inc.      10.000%   6/15/09        1,060        1,140
                                                                      --------
                                                                        17,166
                                                                      --------
  Health Care -- 1.5%
  Equinox Holdings Inc.             9.000%   12/15/09         710          733(A)
  Genesis HealthCare Corporation    8.000%   10/15/13         520          542(A)
  Tenet Healthcare Corporation      5.375%   11/15/06         102          100
  Tenet Healthcare Corporation      5.000%    7/1/07          555          537
  Tenet Healthcare Corporation      6.375%   12/1/11          181          174
  Tenet Healthcare Corporation      7.375%    2/1/13        1,422        1,429
                                                                      --------
                                                                         3,515
                                                                      --------
  Homebuilding -- 0.5%
  Schuler Homes, Inc.               9.375%   7/15/09          265          298
  Schuler Homes, Inc.              10.500%   7/15/11          640          743
                                                                      --------
                                                                         1,041
                                                                      --------
  Insurance -- 0.5%
  Willis Corroon Corporation        9.000%    2/1/09        1,000        1,050
                                                                      --------

                                                   Annual Report to Shareholders
                                       15



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Lodging/Hotels -- 2.9%
  Extended Stay America, Inc.       9.150%   3/15/08    $     629     $    655
  Extended Stay America, Inc.       9.875%   6/15/11          800          896
  Felcor Lodging LP                10.000%   9/15/08        1,058        1,143
  Hilton Hotels Corporation         7.950%   4/15/07          133          147
  Host Marriott Corporation         7.875%    8/1/08        1,440        1,498
  Host Marriott Corporation         8.450%   12/1/08           52           54
  ITT Corporation                   6.750%   11/15/05         280          294
  La Quinta Inns, Inc.              7.400%   9/15/05          610          636
  Meristar Hospitality Operating
    Partnership, L.P.              10.500%   6/15/09          510          553
  Starwood Hotels & Resorts
    Worldwide, Inc.                 7.375%    5/1/07          720          778
  Starwood Hotels & Resorts
    Worldwide, Inc.                 7.875%    5/1/12          100          112
                                                                      --------
                                                                         6,766
                                                                      --------
  Machinery -- 4.1%
  AGCO Corporation                  9.500%    5/1/08        1,503        1,646
  Case New Holland Incorporated     9.250%    8/1/11        1,520        1,702(A)
  Case New Holland Incorporated     9.250%    8/1/11          540          605(A)
  Grant Prideco, Inc.               9.000%   12/15/09         697          768
  Hanover Compressor Company        8.625%   12/15/10         680          707
  Joy Global Inc.                   8.750%   3/15/12        1,005        1,121
  NMHG Holdings Co.                10.000%   5/15/09        1,141        1,261
  Terex Corporation                10.375%    4/1/11          935        1,047
  Terex Corporation                 9.250%   7/15/11          440          484
                                                                      --------
                                                                         9,341
                                                                      --------

Annual Report to Shareholders
                                       16



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Manufacturing (Diversified) -- 1.4%
  Jacuzzi Brands Incorporated       9.625%    7/1/10    $   1,714     $  1,885(A)
  Transdigm Funding Corp.           8.375%   7/15/11          990        1,053
                                                                      --------
                                                                         2,938
                                                                      --------
  Media -- 1.9%
  Brill Media Company, LLC         12.000%   12/15/07       3,000        1,500(D)
  Emmis Communications
    Corporation                     8.125%   3/15/09          907          951
  Paxson Communications
    Corporation                    10.750%   7/15/08          645          704
  Paxson Communications
    Corporation                     0.000%   1/15/09           25           22(B)
  Sinclair Broadcast Group, Inc.    8.750%   12/15/11         990        1,099
                                                                      --------
                                                                         4,276
                                                                      --------
  Medical Care Facilities -- 2.4%
  Ardent Health Services
    Incorporated                   10.000%   8/15/13        1,120        1,221(A)
  Extendicare Health Services,
    Inc.                            9.350%   12/15/07         673          693
  Extendicare Health Services,
    Inc.                            9.500%    7/1/10          260          288
  HCA Inc.                          6.910%   6/15/05           49           52
  HCA Inc.                          8.750%    9/1/10          136          162
  HCA Inc.                          7.875%    2/1/11          510          582
  HCA Inc.                          6.300%   10/1/12          324          334
  HCA Inc.                          9.000%   12/15/14         550          665
  Triad Hospitals, Inc.             8.750%    5/1/09        1,385        1,501
                                                                      --------
                                                                         5,498
                                                                      --------
  Medical Products -- 0.4%
  Fresenius Medical Care Capital
    Trust II                        7.875%    2/1/08          950        1,016(E)
                                                                      --------
  Medical Supplies and Services -- 0.4%
  AmeriPath Inc.                   10.500%    4/1/13          913          972
                                                                      --------

                                                   Annual Report to Shareholders
                                       17



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Metals -- 0.8%
  IMCO Recycling Inc.              10.375%   10/15/10   $   1,250     $  1,284(A)
  Kaiser Aluminum & Chemical       12.750%    2/1/49        2,500          550(D)
                                                                      --------
                                                                         1,834
                                                                      --------
  Oil and Gas -- 3.9%
  Amerigas Partners LP              8.875%   5/20/11          696          766
  Chesapeake Energy Corporation     8.375%   11/1/08          140          154
  Chesapeake Energy Corporation     9.000%   8/15/12          683          785
  El Paso CGP Co.                   7.750%   6/15/10        1,090        1,029
  El Paso Corporation               6.950%   12/15/07       1,088        1,046
  El Paso Corporation               7.750%   1/15/32          250          213
  El Paso Energy Partners           8.500%    6/1/11          173          195
  Nuevo Energy Company              9.375%   10/1/10          320          351
  Parker Drilling Company          10.125%   11/15/09       1,030        1,092
  Pride International, Inc.        10.000%    6/1/09        1,065        1,142
  Suburban Propane Partners LP      6.875%   12/15/13         710          717(A)
  Vintage Petroleum, Inc.           7.875%   5/15/11          592          624
  Vintage Petroleum, Inc.           8.250%    5/1/12          250          272
  Westport Resources Corporation    8.250%   11/1/11          174          191
  Westport Resources Corporation    8.250%   11/1/11          324          357(A)
                                                                      --------
                                                                         8,934
                                                                      --------
  Paper and Forest Products -- 1.6%
  Georgia-Pacific Corp.             7.500%   5/15/06          170          180
  Georgia-Pacific Corp.             8.875%    2/1/10           13           15
  Georgia-Pacific Corp.             8.125%   5/15/11        1,214        1,335
  Georgia-Pacific Corp.             9.500%   12/1/11          912        1,058
  Georgia-Pacific Corp.             7.700%   6/15/15            9            9
  Georgia-Pacific Corp.             8.250%    3/1/23          201          204

Annual Report to Shareholders
                                       18



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Paper and Forest Products -- Continued
  Georgia-Pacific Corp.             7.750%   11/15/29   $       6     $      6
  Georgia-Pacific Corp.             8.875%   5/15/31          749          824
                                                                      --------
                                                                         3,631
                                                                      --------
  Publishing -- 1.2%
  Dex Media East LLC                9.875%   11/15/09         706          808
  Dex Media East LLC               12.125%   11/15/12         986        1,213
  Hollinger International
    Publishing                      9.000%   12/15/10         760          808
                                                                      --------
                                                                         2,829
                                                                      --------
  Real Estate -- 0.5%
  Ventas Realty, Limited
    Partnership                     8.750%    5/1/09          695          763
  Ventas Realty, Limited
    Partnership                     9.000%    5/1/12          408          453
                                                                      --------
                                                                         1,216
                                                                      --------
  Restaurants -- 0.7%
  Domino's Inc.                     8.250%    7/1/11        1,566        1,678(A)
                                                                      --------
  Retail -- 1.6%
  Backsaver Acquisition Corp.       9.250%   5/31/08        1,196          260(F,G)
  Hollywood Entertainment
    Corporation                     9.625%   3/15/11          411          442
  J.C. Penney Company, Inc.         7.400%    4/1/37        1,407        1,528
  Norcraft Companies                9.000%   11/1/11        1,330        1,436(A)
  Relax The Back Acquisition
    Corp.                           9.250%   5/31/08          513          112(F,G)
                                                                      --------
                                                                         3,778
                                                                      --------
  Special Purpose -- 7.0%
  ACC Escrow Corporation           10.000%    8/1/11        1,210        1,349(A)
  Asbury Automotive Group Inc.      9.000%   6/15/12        1,576        1,667
  Asbury Automotive Group Inc.      8.000%   3/15/14           30           30(A)
  Couche Tard United States L.P.    7.500%   12/15/13         820          859(A)

                                                   Annual Report to Shareholders
                                       19



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Special Purpose -- Continued
  H & E Equipment Services LLC     11.125%   6/15/12    $   1,454     $  1,461
  Kraton Polymers LLC               8.125%   1/15/14          600          624(A)
  Midland Funding II               11.750%   7/23/05        1,368        1,478
  Qwest Capital Funding, Inc.       5.875%    8/3/04        1,030        1,033
  Qwest Capital Funding, Inc.       7.000%    8/3/09        1,411        1,400
  Qwest Capital Funding, Inc.       7.250%   2/15/11          815          803
  Qwest Capital Funding, Inc.       6.875%   7/15/28        1,423        1,238
  River Rock Entertainment          9.750%   11/1/11          900          968(A)
  Sensus Metering Systems
    Incorporated                    8.625%   12/15/13         970          995(A)
  Toll Corp.                        8.000%    5/1/09          479          502
  UCAR Finance Inc.                10.250%   2/15/12        1,435        1,650
                                                                      --------
                                                                        16,057
                                                                      --------
  Storage Facilities -- 0.5%
  Mobile Mini, Inc.                 9.500%    7/1/13        1,020        1,122
                                                                      --------
  Telecommunications -- 4.6%
  Cincinnati Bell Inc.              7.250%   7/15/13        1,170        1,228(A)
  Cincinnati Bell Inc.              8.375%   1/15/14          570          613(A)
  Crown Castle International
    Corp.                          10.750%    8/1/11          510          574
  EchoStar DBS Corporation          4.410%   10/1/08        1,090        1,135(A,H)
  EchoStar DBS Corporation          9.125%   1/15/09          142          159
  MCI Communications Corporation    6.500%   4/15/10        1,360        1,095(D)
  PanAmSat Corporation              6.375%   1/15/08          651          676
  PanAmSat Corporation              8.500%    2/1/12          147          163
  Qwest Corporation                 6.875%   9/15/33        2,310        2,194
  Qwest Services Corporation       13.500%   12/15/10       2,339        2,842(A)
                                                                      --------
                                                                        10,679
                                                                      --------




Statement of Net Assets -- Continued

High Yield Portfolio -- Continued

Annual Report to Shareholders
                                       20



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Telecommunications (Cellular/Wireless) -- 2.0%
  Nextel Communications, Inc.       9.375%   11/15/09   $   1,287     $  1,403
  Nextel Communications, Inc.       5.250%   1/15/10        1,139        1,156(I)
  Nextel Communications, Inc.       7.375%    8/1/15          840          903
  SBA Communications Corporation    0.000%   12/15/11       1,665        1,174(A,B)
                                                                      --------
                                                                         4,636
                                                                      --------
  Transportation -- 1.7%
  Continental Airlines, Inc.        7.373%   12/15/15         482          418
  Delta Air Lines, Inc.             7.900%   12/15/09         690          558
  Kansas City Southern Railway      9.500%   10/1/08        1,834        2,036
  OMI Corporation                   7.625%   12/1/13          430          434(A)
  Quality Distribution LLC          9.000%   11/15/10         440          460(A)
                                                                      --------
                                                                         3,906
                                                                      --------
  Water Utilities -- 0.3%
  National Waterworks, Inc.        10.500%   12/1/12          667          745
                                                                      --------
Total Corporate Bonds and Notes
  (Identified Cost -- $189,564)                                        196,418
------------------------------------------------------------------------------
Yankee Bonds(J) -- 7.1%
  Building Materials -- 0.5%
  North American Energy Partners    8.750%   12/1/11        1,070        1,124(A)
                                                                      --------
  Chemicals -- 0.9%
  Rhodia S.A.                       7.625%    6/1/10          540          518(A)
  Rhodia S.A.                       8.875%    6/1/11        1,750        1,610(A)
                                                                      --------
                                                                         2,128
                                                                      --------

                                                   Annual Report to Shareholders
                                       21



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Yankee Bonds -- Continued
  Manufacturing (Diversified) -- 1.0%
  Tyco International Group S.A.     6.375%   10/15/11   $   1,653     $  1,767
  Tyco International Group S.A.     6.875%   1/15/29          503          515
                                                                      --------
                                                                         2,282
                                                                      --------
  Media -- 0.8%
  Alliance Atlantis
    Communications Inc.            13.000%   12/15/09         338          385
  Vivendi Universal S.A.            9.250%   4/15/10        1,156        1,370(A)
                                                                      --------
                                                                         1,755
                                                                      --------
  Paper and Forest Products -- 0.5%
  Abitibi-Consolidated Inc.         8.500%    8/1/29          783          816
  Abitibi-Consolidated Inc.         8.850%    8/1/30          203          220
                                                                      --------
                                                                         1,036
                                                                      --------
  Publishing -- 0.2%
  Sun Media Corporation             7.625%   2/15/13          501          536
                                                                      --------
  Services -- 0.4%
  Compagnie Generale de
    Geophysique S.A.               10.625%   11/15/07         828          878
                                                                      --------
  Special Purpose -- 1.8%
  Calpine Canada Energy Finance     8.500%    5/1/08        1,443        1,151
  Eircom Funding                    8.250%   8/15/13        1,030        1,141
  MDP Acquisitions plc              9.625%   10/1/12        1,189        1,331
  Yell Finance B.V.                10.750%    8/1/11          510          597
                                                                      --------
                                                                         4,220
                                                                      --------

Annual Report to Shareholders
                                       22



                                             Maturity
                                    Rate       Date        Par         Value
------------------------------------------------------------------------------


Yankee Bonds -- Continued
  Telecommunications (Cellular/Wireless) -- 0.3%
  Rogers Wireless Communications
    Inc.                            9.625%    5/1/11    $     628     $    751
                                                                      --------
  Transportation -- 0.7%
  Teekay Shipping Corporation       8.875%   7/15/11        1,455        1,651
                                                                      --------
Total Yankee Bonds (Identified
  Cost -- $15,311)                                                      16,361
------------------------------------------------------------------------------
Common Stocks -- 0.1%
  Diversified Telecommunication Services -- N.M.
  Cincinnati Bell Inc.                                        0.1shs         1(K)
                                                                      --------
  Engineering and Construction -- 0.1%
  Washington Group International,
    Inc.                                                        5          166(K)
                                                                      --------
  Food -- N.M.
  International Fast Food
    Corporation                                                40        0.005(K)
                                                                      --------
Total Common Stocks (Identified Cost -- $2,847)                            167
------------------------------------------------------------------------------
Preferred Stocks -- 1.6%
  Cablevision Systems New York
    Group                          11.125%                     19        1,978
  Cablevision Systems New York
    Group                          11.750%                      5          537
  High Voltage Engineering
    Corporation                    12.500%                    0.5            5(L)
  Paxson Communications
    Corporation                    14.250%                    0.1        1,273(F,L)
                                                                      --------
Total Preferred Stocks (Identified Cost -- $3,992)                       3,793
------------------------------------------------------------------------------
Warrants -- 0.1%
  American Tower Corporation                                    1wts       104(A,L)
  Horizon PCS, Inc.                                             2         0.02(A,L)
  Next Generation Network, Inc.                                16          0.2(L)
  Washington Group International, Series A                      3           27(L)
  Washington Group International, Series B                      3           26(L)
  Washington Group International, Series C                      2           13(L)
                                                                      --------
Total Warrants (Identified
  Cost -- $310)                                                            170
Total Long-Term Securities (Identified Cost -- $211,024)               216,909
------------------------------------------------------------------------------

                                                   Annual Report to Shareholders
                                       23



                                                           Par         Value
------------------------------------------------------------------------------


Short-Term Securities -- 4.4%
Repurchase Agreements -- 4.4%
  Credit Suisse First Boston USA 0.97%, dated
    12/31/03, to be repurchased at $4,140 on 1/2/04
    (Collateral: $4,195 Federal Home Loan Bank bonds,
    2.25%, due 12/15/05, value $4,227)                  $   4,140     $  4,140
  Goldman, Sachs & Company 0.97%, dated 12/31/03, to
    be repurchased at $6,000 on 1/2/04 (Collateral:
    $5,880 Freddie Mac notes, 3.875%, due 2/15/05,
    value $6,209)                                           6,000        6,000
                                                                      --------
Total Short-Term Securities (Identified Cost -- $10,140)                10,140
------------------------------------------------------------------------------
Total Investments -- 98.6% (Identified Cost -- $222,164)               227,049
Other Assets Less Liabilities -- 1.4%                                    3,158
                                                                      --------
Net assets consist of:
Accumulated paid-in capital applicable to:
  24,584 Primary Class shares outstanding               $ 376,878
     706 Institutional Class shares
       outstanding                                          6,497
Under/(over) distributed net
  investment income                                           (88)
Accumulated net realized
  gain/(loss) on investments                             (157,965)
Unrealized
  appreciation/(depreciation) of
  investments                                               4,885
                                                        ---------
Net assets -- 100.0%                                                  $230,207
                                                                      ========
Net asset value per share:
  Primary Class                                                          $9.10
                                                                      ========
  Institutional Class                                                    $9.11
                                                                      ========
------------------------------------------------------------------------------

Annual Report to Shareholders
                                       24

------------------------------------------------------------------------------

(A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 24.3% of net assets.

(B) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

(C) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(D) Bond is in default at December 31, 2003.

(E) Unit -- A security which consists of a bond and warrants to purchase the common stock of the issuer.

(F) Private placement.

(G) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(H) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of December 31, 2003.

(I) Convertible security -- Security may be converted into the issuer's common stock.

(J) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(K) Non-income producing.

(L) Pay-in-Kind ("PIK") security -- A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

See notes to financial statements.

                                                   Annual Report to Shareholders
                                       25

Statement of Operations

High Yield Portfolio
For the Year Ended December 31, 2003
(Amounts in Thousands)



--------------------------------------------------------------------------


Investment Income:
Dividends                                             $   336
Interest                                               17,596
                                                      -------
      Total income                                                $17,932
Expenses:
Management fee                                          1,344
Distribution and service fees                           1,008
Audit and legal fees                                       58
Custodian fee                                             175
Directors' fees and expenses                               17
Registration fees                                          31
Reports to shareholders                                    43
Transfer agent and shareholder servicing expense:
    Primary Class                                         205
    Institutional Class                                     2
Other expenses                                             10
                                                      -------
      Total expenses                                                2,893
                                                                  -------
Net Investment Income                                              15,039
Net Realized and Unrealized Gain/(Loss) on
  Investments:
Net realized gain/(loss) on investments                 2,379
Change in unrealized appreciation/(depreciation) of
  investments                                          24,619
                                                      -------
Net Realized and Unrealized Gain/(Loss) on Investments             26,998
--------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                    $42,037
--------------------------------------------------------------------------


See notes to financial statements.

Annual Report to Shareholders
                                       26

Statement of Changes in Net Assets

High Yield Portfolio
(Amounts in Thousands)



                                                  For the Years Ended
                                           ---------------------------------
                                             12/31/03            12/31/02
----------------------------------------------------------------------------


Change in Net Assets:
Net investment income                        $ 15,039            $ 16,637
Net realized gain/(loss) on investments         2,379             (35,418)
Change in unrealized appreciation/
  (depreciation) of investments                24,619               8,382
----------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   42,037             (10,399)
Distributions to shareholders from net
  investment income:
      Primary Class                           (14,885)            (16,509)
      Institutional Class                        (389)               (204)
Change in net assets from Fund share transactions:
      Primary Class                            35,499             (10,226)
      Institutional Class                       3,066               1,672
----------------------------------------------------------------------------
Change in net assets                           65,328             (35,666)
Net Assets:
Beginning of year                             164,879             200,545
----------------------------------------------------------------------------
End of year                                  $230,207            $164,879
----------------------------------------------------------------------------
Under/(over) distributed net investment
  income                                     $    (88)           $    135
----------------------------------------------------------------------------


See notes to financial statements.

                                                   Annual Report to Shareholders
                                       27

Financial Highlights

High Yield Portfolio

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:



                                        Years Ended December 31,
                          ----------------------------------------------------
                            2003       2002       2001       2000       1999
------------------------------------------------------------------------------


Net asset value,
  beginning of year          $7.96      $9.22     $10.18     $14.97     $14.72
                          ----------------------------------------------------
Investment operations:
  Net investment income        .63        .77        .94       1.32       1.01
  Net realized and
    unrealized
    gain/(loss) on
    investments               1.15      (1.26)      (.94)     (3.45)       .29
                          ----------------------------------------------------
  Total from investment
    operations                1.78       (.49)        --      (2.13)      1.30
                          ----------------------------------------------------
Distributions:
  From net investment
    income                    (.64)      (.77)      (.96)     (1.27)     (1.05)
  From net realized gain
    on investments              --         --         --      (1.39)        --
                          ----------------------------------------------------
  Total distributions         (.64)      (.77)      (.96)     (2.66)     (1.05)
                          ----------------------------------------------------
Net asset value, end of
  year                       $9.10      $7.96      $9.22     $10.18     $14.97
                          ----------------------------------------------------
Ratios/supplemental
  data:
  Total return               23.03%     (5.28)%     (.13)%   (16.43)%     8.82%
  Expenses to average
    net assets                1.41%      1.36%      1.51%      1.51%      1.31%
  Net investment income
    to average net
    assets                    7.26%      9.06%      9.59%      9.98%      6.51%
  Portfolio turnover
    rate                       122%        97%       130%        45%        83%
Net assets, end of year
  (in thousands)          $223,773   $162,175   $199,214   $217,769   $375,099
------------------------------------------------------------------------------


See notes to financial statements.

Annual Report to Shareholders
                                       28

Financial Highlights -- Continued

Institutional Class:



                                                            Period From           Period
                            Years Ended December 31,         March 8 to            Ended
                        ---------------------------------   December 31,        January 28,
                         2003     2002     2001     2000        1999               1999
-------------------------------------------------------------------------------------------


Net asset value,
  beginning of year      $7.96    $9.20   $10.18   $14.97         $15.98          $14.67
                        -------------------------------------------------------------------
Investment
  operations:
  Net investment
    income                 .66      .78     1.01     1.41            .89             .08
  Net realized and
    unrealized
    gain/(loss) on
    investments           1.15    (1.24)   (1.00)   (3.47)          (.92)            .72
                        -------------------------------------------------------------------
  Total from
    investment
    operations            1.81     (.46)     .01    (2.06)          (.03)            .80
                        -------------------------------------------------------------------
Distributions:
  From net investment
    income                (.66)    (.78)    (.99)   (1.34)          (.98)           (.04)
  From net realized
    gain on
    investments             --       --       --    (1.39)            --              --
                        -------------------------------------------------------------------
  Total distributions     (.66)    (.78)    (.99)   (2.73)          (.98)           (.04)
                        -------------------------------------------------------------------
Net asset value, end
  of year                $9.11    $7.96    $9.20   $10.18         $14.97          $15.43
                        -------------------------------------------------------------------
Ratios/supplemental
  data:
  Total return           23.54%   (5.00)%   (.06)% (15.99)%         (.20)%(A)       5.47%(A)
  Expenses to average
    net assets             .85%     .82%     .97%    1.03%           .82%(B)         .81%(B)
  Net investment
    income to average
    net assets            7.78%    9.63%   10.20%   10.98%          7.19%(B)        7.17%(B)
  Portfolio turnover
    rate                   122%      97%     130%      45%            78%(B)         116%(B)
Net assets, end of
  year (in thousands)   $6,434   $2,704   $1,331   $  673   $        673          $   --
-------------------------------------------------------------------------------------------


(A) Not annualized.

(B) Annualized.

See notes to financial statements.

                                                   Annual Report to Shareholders
                                       29

Performance Information

Investment Grade Income Portfolio

  The following graphs compare the Fund's total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Effective September 30, 2002, Investment Grade changed its comparative index from the Lehman Aggregate Bond Index to the Lehman Credit Bond Index, because the new index is more representative of the types of securities in which the Fund invests.

Annual Report to Shareholders
                                       30

Growth of a $10,000 Investment -- Primary Class

[VALUE TRUST GRAPH]



                                                     Investment Grade Income      Lehman Aggregate Bond        Lehman Credit Bond
                                                    Portfolio - Primary Class           Index(A)                    Index(B)
                                                    -------------------------     ---------------------        ------------------


12/31/1993                                                  10000.00                    10000.00                    10000.00
3/31/1994                                                    9709.00                     9713.00                     9727.00
6/30/1994                                                    9503.00                     9613.00                     9652.00
9/30/1994                                                    9539.00                     9672.00                     9751.00
12/31/1994                                                   9518.00                     9708.00                     9734.00
3/31/1995                                                   10098.00                    10198.00                    10253.00
6/30/1995                                                   10729.00                    10819.00                    10896.00
9/30/1995                                                   10957.00                    11032.00                    11120.00
12/31/1995                                                  11435.00                    11502.00                    11583.00
3/31/1996                                                   11260.00                    11298.00                    11422.00
6/30/1996                                                   11294.00                    11362.00                    11477.00
9/30/1996                                                   11536.00                    11572.00                    11701.00
12/31/1996                                                  11928.00                    11919.00                    12043.00
3/31/1997                                                   11882.00                    11853.00                    11993.00
6/30/1997                                                   12348.00                    12288.00                    12410.00
9/30/1997                                                   12802.00                    12696.00                    12803.00
12/31/1997                                                  13158.00                    13070.00                    13049.00
3/31/1998                                                   13355.00                    13274.00                    13269.00
6/30/1998                                                   13588.00                    13584.00                    13533.00
9/30/1998                                                   13899.00                    14158.00                    14074.00
12/31/1998                                                  14077.00                    14206.00                    14131.00
3/31/1999                                                   13883.00                    14135.00                    14133.00
6/30/1999                                                   13752.00                    14011.00                    14018.00
9/30/1999                                                   13844.00                    14106.00                    14116.00
12/31/1999                                                  13949.00                    14089.00                    14154.00
3/31/2000                                                   14253.00                    14400.00                    14329.00
6/30/2000                                                   14318.00                    14651.00                    14537.00
9/30/2000                                                   14729.00                    15092.00                    15003.00
12/31/2000                                                  15226.00                    15727.00                    15494.00
3/31/2001                                                   15704.00                    16204.00                    16109.00
6/30/2001                                                   15918.00                    16296.00                    16272.00
9/30/2001                                                   16404.00                    17047.00                    16948.00
12/31/2001                                                  16371.00                    17055.00                    17007.00
3/31/2002                                                   16362.00                    17071.00                    16978.00
6/30/2002                                                   16575.00                    17701.00                    17517.00
9/30/2002                                                   17176.00                    18512.00                    18251.00
12/31/2002                                                  17815.00                    18804.00                    18731.00
3/31/2003                                                   18340.00                    19066.00                    19154.00
6/30/2003                                                   19462.00                    19542.00                    19923.00
9/30/2003                                                   19387.00                    19514.00                    19948.00
12/31/2003                                                  19626.00                    19576.00                    20026.00




                                    Cumulative    Average Annual
                                   Total Return    Total Return


                      One Year        +10.16%        +10.16%
                      Five Years      +39.42%         +6.87%
                      Ten Years       +96.26%         +6.98%


  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

              Past performance does not predict future performance.

---------------

(A) A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

(B) This index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

                                                   Annual Report to Shareholders
                                       31

Growth of a $1,000,000 Investment -- Institutional Class

[VALUE TRUST GRAPH]



                                              Investment Grade Income         Lehman Aggregate Bond        Lehman Credit Bond
                                          Portfolio - Institutional Class           Index(C)                    Index(C)
                                          -------------------------------     ---------------------        ------------------


12/1/1995                                            1000000.00                    1000000.00                  1000000.00
12/31/1995                                           1014220.00                    1014000.00                  1012700.00
3/31/1996                                             999934.00                     996100.00                   998500.00
6/30/1996                                            1004200.00                    1001700.00                  1003400.00
9/30/1996                                            1026950.00                    1020200.00                  1022900.00
12/31/1996                                           1063760.00                    1050800.00                  1052800.00
3/31/1997                                            1060180.00                    1045000.00                  1048500.00
6/30/1997                                            1104520.00                    1083400.00                  1084900.00
9/30/1997                                            1146710.00                    1119300.00                  1119300.00
12/31/1997                                           1180240.00                    1152300.00                  1140800.00
3/31/1998                                            1199600.00                    1170200.00                  1160000.00
6/30/1998                                            1222200.00                    1197600.00                  1183100.00
9/30/1998                                            1251810.00                    1248200.00                  1230400.00
12/31/1998                                           1269590.00                    1252400.00                  1235400.00
3/31/1999                                            1253790.00                    1246200.00                  1235500.00
6/30/1999                                            1243630.00                    1235200.00                  1225500.00
9/30/1999                                            1254520.00                    1243600.00                  1234100.00
12/31/1999                                           1265380.00                    1242100.00                  1237400.00
3/31/2000                                            1294720.00                    1269500.00                  1252700.00
6/30/2000                                            1300890.00                    1291600.00                  1270900.00
9/30/2000                                            1341390.00                    1330600.00                  1311700.00
12/31/2000                                           1387190.00                    1386500.00                  1354500.00
3/31/2001                                            1432610.00                    1428600.00                  1408300.00
6/30/2001                                            1453760.00                    1436700.00                  1422600.00
9/30/2001                                            1501340.00                    1502900.00                  1481700.00
12/31/2001                                           1500330.00                    1503600.00                  1486800.00
3/31/2002                                            1501550.00                    1505000.00                  1484300.00
6/30/2002                                            1522920.00                    1560600.00                  1531400.00
9/30/2002                                            1580220.00                    1632100.00                  1595600.00
12/31/2002                                           1641110.00                    1657800.00                  1637500.00
3/31/2003                                            1691570.00                    1680900.00                  1674500.00
6/30/2003                                            1797170.00                    1722900.00                  1741800.00
9/30/2003                                            1792460.00                    1720400.00                  1743900.00
12/31/2003                                           1806400.00                    1725800.00                  1750700.00




                                  Cumulative    Average Annual
                                 Total Return    Total Return


                One Year            +10.71%        +10.71%
                Five Years          +43.11%         +7.43%
                Life of Class*      +80.64%         +7.59%
                *Inception date: December 1, 1995


  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

              Past performance does not predict future performance.

---------------

(C) Index returns are for periods beginning November 30, 1995.

Annual Report to Shareholders
                                       32

Statement of Net Assets

Investment Grade Income Portfolio
December 31, 2003
(Amounts in Thousands)



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Long-Term Securities -- 97.7%
Corporate Bonds and Notes -- 69.9%
  Aerospace/Defense -- 1.2%
  General Dynamics Corporation      3.000%   5/15/08     $    525    $    513
  Lockheed Martin Corporation       8.500%   12/1/29        1,200       1,572
  Raytheon Company                  6.150%   11/1/08          600         653
  Raytheon Company                  5.375%    4/1/13          500         501
  Raytheon Company                  6.400%   12/15/18         840         882
  United Technologies Corporation   7.500%   9/15/29          550         673
                                                                     --------
                                                                        4,794
                                                                     --------
  Auto Parts and Equipment -- 0.1%
  American Axle & Manufacturing
    Inc.                            9.750%    3/1/09           50          53
  Lear Corporation                  7.960%   5/15/05          231         247
                                                                     --------
                                                                          300
                                                                     --------
  Automotive -- 1.8%
  Ford Motor Company                7.450%   7/16/31        2,000       2,021
  Ford Motor Company                8.900%   1/15/32          370         414
  Ford Motor Company                7.700%   5/15/97          630         605
  General Motors Corporation        7.125%   7/15/13          370         406
  General Motors Corporation        8.250%   7/15/23          650         738
  General Motors Corporation        8.375%   7/15/33        2,960       3,436
                                                                     --------
                                                                        7,620
                                                                     --------
  Banking and Finance -- 6.9%
  Boeing Capital Corporation        6.500%   2/15/12        1,000       1,093
  Boeing Capital Corporation        5.800%   1/15/13        1,500       1,573
  Capital One Bank                  6.875%    2/1/06          150         162
  Countrywide Home Loans, Inc.      3.250%   5/21/08        1,200       1,180
  Ford Motor Credit Company         6.875%    2/1/06          250         267
  Ford Motor Credit Company         6.500%   1/25/07        4,800       5,113
  Ford Motor Credit Company         5.800%   1/12/09        2,500       2,575
  Ford Motor Credit Company         7.250%   10/25/11       1,600       1,735
  General Motors Acceptance
    Corporation                     6.125%    2/1/07          910         979

                                                   Annual Report to Shareholders
                                       33



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Banking and Finance -- Continued
  General Motors Acceptance
    Corporation                     6.150%    4/5/07     $  1,090    $  1,168
  General Motors Acceptance
    Corporation                     6.125%   8/28/07        1,000       1,074
  General Motors Acceptance
    Corporation                     7.250%    3/2/11          160         176
  General Motors Acceptance
    Corporation                     7.000%    2/1/12        1,250       1,344
  General Motors Acceptance
    Corporation                     0.000%   6/15/15        2,700       1,285(A)
  Household Finance Corporation     7.000%   5/15/12        2,727       3,110
  John Deere Capital Corporation    4.500%   8/22/07          495         518
  MBNA America Bank                 7.750%   9/15/05        1,200       1,309(B)
  National Rural Utilities
    Cooperative Finance
    Corporation                     7.250%    3/1/12        1,700       1,981
  SB Treasury Company LLC           9.400%   12/29/49         840         965(B)
  Toyota Motor Credit Corporation   2.800%   1/18/06        1,000       1,018
                                                                     --------
                                                                       28,625
                                                                     --------
  Banks -- 5.8%
  Bank of America Corporation       3.875%   1/15/08        1,500       1,529
  Bank of America Corporation       7.400%   1/15/11        2,000       2,346
  Bank of America Corporation       6.250%   4/15/12        1,720       1,896
  Bank of America Corporation       4.750%   8/15/13          470         462
  Bank One Corporation              4.125%    9/1/07        1,000       1,033
  Bank One Corporation              5.250%   1/30/13        3,300       3,385
  CBA Capital Trust I               5.805%   12/31/49       3,510       3,618(B)
  FleetBoston Financial
    Corporation                     7.250%   9/15/05        1,600       1,740
  UnionBanCal Corporation           5.250%   12/16/13         785         793
  US Bank N.A.                      6.375%    8/1/11        1,000       1,115

Annual Report to Shareholders
                                       34



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Banks -- Continued
  Wachovia Bank N.A.                7.800%   8/18/10     $    800    $    965
  Wachovia Corporation              3.500%   8/15/08        2,400       2,390
  Washington Mutual Bank            5.500%   1/15/13        1,000       1,031
  Washington Mutual, Inc.           5.625%   1/15/07        1,600       1,724
                                                                     --------
                                                                       24,027
                                                                     --------
  Building Materials -- N.M.
  American Standard, Inc.           8.250%    6/1/09           37          43
  American Standard, Inc.           7.625%   2/15/10            5           5
  Nortek Holdings, Inc.             8.875%    8/1/08          100         105
                                                                     --------
                                                                          153
                                                                     --------
  Cable -- 1.4%
  Comcast Cable Communications,
    Inc.                            6.750%   1/30/11        1,250       1,391
  Comcast Corporation               5.850%   1/15/10          800         854
  Comcast Corporation               7.050%   3/15/33        1,800       1,958
  Cox Communications, Inc.          7.125%   10/1/12        1,250       1,442
  Tele-Communications, Inc.         7.125%   2/15/28          180         195
                                                                     --------
                                                                        5,840
                                                                     --------
  Casino Resorts -- 0.2%
  Harrah's Operating Company,
    Inc.                            7.875%   12/15/05         500         544
  Harrah's Operating Company,
    Inc.                            7.500%   1/15/09          405         461
                                                                     --------
                                                                        1,005
                                                                     --------
  Chemicals -- 0.7%
  Rohm and Haas Company             7.400%   7/15/09        1,000       1,172
  The Dow Chemical Company          6.000%   10/1/12          750         789
  The Dow Chemical Company          7.375%   11/1/29          800         895
                                                                     --------
                                                                        2,856
                                                                     --------

                                                   Annual Report to Shareholders
                                       35



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Computer Services and Systems -- 1.0%
  Compaq Computer Corporation       7.650%    8/1/05     $  1,500    $  1,620
  Hewlett-Packard Company           6.500%    7/1/12          700         777
  International Business Machines
    Corporation                     4.750%   11/29/12       1,750       1,754
                                                                     --------
                                                                        4,151
                                                                     --------
  Consumer Products -- 0.4%
  Kimberly-Clark Corporation        4.500%   7/30/05          500         520(B)
  The Procter & Gamble Company      4.300%   8/15/08        1,000       1,037
                                                                     --------
                                                                        1,557
                                                                     --------
  Diversified Financial Services -- 8.4%
  Associates Corporation of North
    America                         8.150%    8/1/09          775         933
  Capital One Financial
    Corporation                     8.750%    2/1/07          400         451
  Capital One Financial
    Corporation                     7.125%    8/1/08          340         367
  CIT Group Inc.                    4.000%    5/8/08        1,000       1,011
  CIT Group Inc.                    3.875%   11/3/08        1,350       1,346
  Citigroup Inc.                    5.800%   3/15/04        1,000       1,009
  Citigroup Inc.                    5.000%    3/6/07        4,800       5,096
  Citigroup Inc.                    5.625%   8/27/12        1,600       1,689
  Citigroup Inc.                    5.875%   2/22/33        1,200       1,179
  FDA Queens LP                     6.990%   6/15/17        1,687       1,874
  General Electric Capital
    Corporation                     6.800%   11/1/05        1,970       2,139
  General Electric Capital
    Corporation                     5.000%   6/15/07        3,000       3,195
  General Electric Capital
    Corporation                     3.500%    5/1/08        2,640       2,643
  General Electric Capital
    Corporation                     5.875%   2/15/12        1,600       1,720
  General Electric Capital
    Corporation                     6.750%   3/15/32          980       1,085
  IBJ Preferred Capital Corp. LLC   8.790%   12/29/49       1,520       1,657(B)
  Transamerica Finance
    Corporation                     5.750%   1/28/04        2,000       2,005

Annual Report to Shareholders
                                       36



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Diversified Financial Services -- Continued
  U.S. Bancorp                      3.125%   3/15/08     $  1,650    $  1,627
  Wells Fargo & Company             5.125%   2/15/07        2,600       2,774
  Wells Fargo & Company             6.375%    8/1/11          800         892
                                                                     --------
                                                                       34,692
                                                                     --------
  Drug and Grocery Store Chains -- 0.7%
  Fred Meyer, Inc.                  7.375%    3/1/05        1,000       1,059
  Kroger Company                    8.000%   9/15/29        1,000       1,200
  Safeway Inc.                      5.800%   8/15/12          750         776
                                                                     --------
                                                                        3,035
                                                                     --------
  Electric -- 4.0%
  AEP Texas Central Company         5.500%   2/15/13        1,060       1,086
  American Electric Power
    Company, Inc.                   6.125%   5/15/06          965       1,040
  American Electric Power
    Company, Inc.                   5.250%    6/1/15          350         344
  Commonwealth Edison Company       6.150%   3/15/12          560         611
  Dominion Resources, Inc.          5.125%   12/15/09         490         512
  Dominion Resources, Inc.          5.700%   9/17/12        2,280       2,402
  FirstEnergy Corp.                 5.500%   11/15/06       2,120       2,196
  FirstEnergy Corp.                 6.450%   11/15/11         305         316
  FirstEnergy Corp.                 7.375%   11/15/31       1,075       1,100
  Niagara Mohawk Power
    Corporation                     7.750%   10/1/08        1,010       1,172
  Oncor Electric Delivery Company   7.000%    9/1/22          500         551
  Southern California Edison
    Company                         8.000%   2/15/07          950       1,086
  System Energy Resources, Inc.     7.430%   1/15/11          490         505
  Tampa Electric Company            6.375%   8/15/12          380         408
  The Cleveland Electric
    Illuminating Company            5.650%   12/15/13         800         787(B)

                                                   Annual Report to Shareholders
                                       37



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Electric -- Continued
  The Cleveland Electric
    Illuminating Company            7.880%   11/1/17     $    850    $    994
  The Detroit Edison Company        5.200%   10/15/12       1,260       1,294
                                                                     --------
                                                                          16,404
                                                                     --------
  Electrical Equipment -- 0.2%
  Emerson Electric Co.              6.000%   8/15/32          900         917
                                                                     --------
  Energy -- 2.4%
  Alabama Power Company             3.125%    5/1/08          920         905
  Calpine Corporation               7.750%   4/15/09           49          38
  Calpine Corporation               8.500%   2/15/11          620         490
  DTE Energy Company                6.375%   4/15/33          350         343
  Duke Energy Corporation           1.630%   12/8/05        1,020       1,019(C)
  Duke Energy Corporation           5.625%   11/30/12         270         281
  Entergy Gulf States, Inc.         8.250%    4/1/04        1,800       1,828
  Exelon Corporation                6.750%    5/1/11        2,000       2,234
  MidAmerican Energy Holdings
    Company                         5.875%   10/1/12          750         786
  TXU Corp.                         6.375%   6/15/06          100         106
  TXU Energy Co.                    7.000%   3/15/13          930       1,029
  Xcel Energy, Inc.                 7.000%   12/1/10          900       1,021
                                                                     --------
                                                                       10,080
                                                                     --------
  Entertainment -- 0.3%
  The Walt Disney Company           6.375%    3/1/12        1,250       1,375
                                                                     --------
  Environmental Services -- 1.0%
  Republic Services, Inc.           6.750%   8/15/11        2,340       2,616
  Safety-Kleen Corp.                9.250%   5/15/09          119           6(D)

Annual Report to Shareholders
                                       38



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Environmental Services -- Continued
  Waste Management, Inc.            6.375%   11/15/12    $    230    $    249
  Waste Management, Inc.            7.375%   5/15/29          700         788
  Waste Management, Inc.            7.750%   5/15/32          420         495
                                                                     --------
                                                                           4,154
                                                                     --------
  Food, Beverage and Tobacco -- 4.6%
  Altria Group, Inc.                6.375%    2/1/06          490         520
  Altria Group, Inc.                7.000%   11/4/13        1,550       1,654
  Altria Group, Inc.                7.750%   1/15/27          665         717
  Anheuser-Busch Companies, Inc.    4.375%   1/15/13          800         778
  Anheuser-Busch Companies, Inc.    6.500%    2/1/43          600         652
  Archer-Daniels-Midland Company    7.000%    2/1/31        1,000       1,149
  Campbell Soup Company             5.000%   12/3/12          800         817
  Coca-Cola Enterprises Inc.        5.250%   5/15/07          980       1,051
  Kellogg Company                   6.000%    4/1/06        1,000       1,071
  Kellogg Company                   6.600%    4/1/11          800         897
  Kellogg Company                   7.450%    4/1/31          650         768
  Kraft Foods Inc.                  5.250%    6/1/07          750         798
  Kraft Foods Inc.                  6.250%    6/1/12          210         229
  Kraft Foods Inc.                  6.500%   11/1/31        1,250       1,306
  Nabisco Incorporated              7.050%   7/15/07        3,100       3,487
  R.J. Reynolds Tobacco Holdings,
    Inc.                            7.750%   5/15/06        1,280       1,344
  R.J. Reynolds Tobacco Holdings,
    Inc.                            7.875%   5/15/09          860         897
  The Pepsi Bottling Group, Inc.    7.000%    3/1/29          900       1,031
                                                                     --------
                                                                          19,166
                                                                     --------
  Gaming -- N.M.
  Horseshoe Gaming Holding Corp.    8.625%   5/15/09           69          73
                                                                     --------
  Gas and Pipeline Utilities -- 1.7%
  CenterPoint Energy Resources
    Corp.                           7.875%    4/1/13        1,010       1,143(B)
  Dynegy Holdings Inc.              8.750%   2/15/12        1,690       1,705

                                                   Annual Report to Shareholders
                                       39



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Gas and Pipeline Utilities -- Continued
  Panhandle Eastern Pipeline
    Company                         4.800%   8/15/08     $  1,170    $  1,206(B)
  Tennessee Gas Pipeline Company    8.375%   6/15/32        1,000       1,061
  The Williams Companies, Inc.      7.625%   7/15/19        2,000       2,092
                                                                     --------
                                                                           7,207
                                                                     --------
  Health Care -- 0.6%
  Tenet Healthcare Corporation      7.375%    2/1/13        2,310       2,322
                                                                     --------
  Homebuilding -- 0.2%
  Centex Corporation                5.125%   10/1/13          420         414
  Pulte Homes, Inc.                 6.250%   2/15/13          385         409
                                                                     --------
                                                                             823
                                                                     --------
  Insurance -- 0.6%
  Ace Capital Trust II              9.700%    4/1/30           50          65
  Loews Corporation                 7.625%    6/1/23        1,000       1,028
  Loews Corporation                 7.000%   10/15/23       1,000         994
  Provident Companies, Inc.         7.000%   7/15/18          590         593
                                                                     --------
                                                                           2,680
                                                                     --------
  Investment Banking/Brokerage -- 5.2%
  Credit Suisse First Boston USA,
    Inc.                            3.875%   1/15/09        1,500       1,498
  J.P. Morgan Chase & Co.           5.350%    3/1/07        1,400       1,498
  J.P. Morgan Chase & Co.           6.625%   3/15/12        2,750       3,072
  J.P. Morgan Chase & Co.           5.750%    1/2/13        1,100       1,160
  Lehman Brothers Holdings Inc.     6.250%   5/15/06        2,000       2,173
  Lehman Brothers Holdings Inc.     6.625%   1/18/12          800         903
  Merrill Lynch & Co., Inc.         3.375%   9/14/07        1,345       1,362
  Merrill Lynch & Co., Inc.         6.000%   2/17/09          800         880
  Morgan Stanley                    5.800%    4/1/07        2,600       2,826
  Morgan Stanley                    7.250%    4/1/32        1,200       1,407
  The Bear Stearns Companies Inc.   4.000%   1/31/08        1,600       1,630

Annual Report to Shareholders
                                       40



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Investment Banking/Brokerage -- Continued
  The Goldman Sachs Group, Inc.     6.600%   1/15/12     $  1,550    $  1,732
  The Goldman Sachs Group, Inc.     6.125%   2/15/33        1,300       1,309
                                                                     --------
                                                                       21,450
                                                                     --------
  Machinery -- 0.3%
  Caterpillar Inc.                  6.550%    5/1/11        1,070       1,215
                                                                     --------
  Manufacturing (Diversified) -- 0.1%
  The Gillette Company              2.875%   3/15/08          410         401
                                                                     --------
  Media -- 3.9%
  AOL Time Warner Inc.              6.150%    5/1/07        1,600       1,741
  AOL Time Warner Inc.              6.875%    5/1/12        2,050       2,307
  AOL Time Warner Inc.              7.700%    5/1/32        2,020       2,357
  Clear Channel Communications,
    Inc.                            4.400%   5/15/11        1,210       1,182
  Liberty Media Corporation         2.670%   9/17/06        2,335       2,360(C)
  Liberty Media Corporation         8.500%   7/15/29          840       1,017
  Liberty Media Corporation         8.250%    2/1/30          420         503
  News America Holdings             8.875%   4/26/23          500         641
  News America Holdings             7.750%    2/1/24           80          94
  News America Holdings             8.250%   10/17/96         200         236
  News America Incorporated         7.625%   11/30/28       1,410       1,634
  News America Incorporated         6.550%   3/15/33          110         114
  Time Warner Entertainment
    Company, L.P.                   8.375%   7/15/33          460         584
  Viacom Inc.                       5.625%   8/15/12        1,250       1,330
                                                                     --------
                                                                       16,100
                                                                     --------
  Medical Care Facilities -- 0.4%
  HCA Inc.                          6.300%   10/1/12        1,790       1,846
                                                                     --------

                                                   Annual Report to Shareholders
                                       41



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Metals and Mining -- 0.5%
  Alcoa Inc.                        5.375%   1/15/13     $  1,800    $  1,880
                                                                     --------
  Oil and Gas -- 2.1%
  Apache Corporation                6.250%   4/15/12        1,010       1,123
  ConocoPhillips                    4.750%   10/15/12       2,170       2,179
  Devon Energy Corporation          7.950%   4/15/32        1,080       1,302
  El Paso Corporation               7.800%    8/1/31        1,660       1,413
  El Paso Corporation               7.750%   1/15/32          340         290
  Ocean Energy Inc.                 4.375%   10/1/07          965         997
  XTO Energy, Inc.                  6.250%   4/15/13        1,250       1,316
                                                                     --------
                                                                        8,620
                                                                     --------
  Paper and Forest Products -- 1.0%
  MeadWestvaco Corporation          6.850%    4/1/12        1,130       1,243
  Weyerhaeuser Company              6.125%   3/15/07          750         813
  Weyerhaeuser Company              6.750%   3/15/12        1,070       1,167
  Weyerhaeuser Company              7.375%   3/15/32          720         783
                                                                     --------
                                                                        4,006
                                                                     --------
  Pharmaceuticals -- 0.4%
  Bristol-Myers Squibb Company      4.750%   10/1/06          300         317
  Bristol-Myers Squibb Company      5.750%   10/1/11        1,160       1,254
                                                                     --------
                                                                        1,571
                                                                     --------
  Photo Equipment and Supplies -- 0.4%
  Eastman Kodak Company             3.625%   5/15/08          975         926
  Eastman Kodak Company             7.250%   11/15/13         500         525
                                                                     --------
                                                                        1,451
                                                                     --------
  Real Estate -- 0.4%
  EOP Operating Limited
    Partnership                     6.750%   2/15/12        1,500       1,657
                                                                     --------

Annual Report to Shareholders
                                       42



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Retail -- 0.4%
  Target Corporation                5.875%    3/1/12     $  1,240    $  1,346
  Wal-Mart Stores, Inc.             7.550%   2/15/30          200         246
                                                                     --------
                                                                        1,592
                                                                     --------
  Special Purpose -- 6.4%
  American Honda Finance
    Corporation                     3.850%   11/6/08          960         967(B)
  BAE Systems Holdings Inc.         6.400%   12/15/11       1,250       1,344(B)
  DaimlerChrysler NA Holding
    Corp.                           6.400%   5/15/06          800         857
  DaimlerChrysler NA Holding
    Corp.                           4.050%    6/4/08          730         725
  DaimlerChrysler NA Holding
    Corp.                           7.300%   1/15/12          735         818
  DaimlerChrysler NA Holding
    Corp.                           6.500%   11/15/13         290         306
  DaimlerChrysler NA Holding
    Corp.                           8.500%   1/18/31        1,800       2,151
  Devon Financing Corporation ULC   6.875%   9/30/11          140         159
  Duke Capital Corporation          6.250%   2/15/13          340         359
  Gemstone Investors Limited        7.710%   10/31/04         440         444(B)
  H.J. Heinz Finance Company        6.750%   3/15/32          800         893
  NiSource Finance Corp.            3.200%   11/1/06          985         993
  Sprint Capital Corporation        6.000%   1/15/07          700         748
  Sprint Capital Corporation        8.375%   3/15/12        2,750       3,211
  Sprint Capital Corporation        6.900%    5/1/19          720         735
  Sprint Capital Corporation        8.750%   3/15/32          700         827
  TCI Communications Financing
    III                             9.650%   3/31/27        3,350       4,037
  Unilever Capital Corporation      7.125%   11/1/10          480         558
  Verizon Global Funding Corp.      6.125%   6/15/07        2,600       2,845
  Verizon Global Funding Corp.      6.875%   6/15/12        1,000       1,122
  Verizon Global Funding Corp.      7.375%    9/1/12        1,300       1,506
  Verizon Wireless Capital LLC      5.375%   12/15/06         800         854
                                                                     --------
                                                                       26,459
                                                                     --------

                                                   Annual Report to Shareholders
                                       43



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Corporate Bonds and Notes -- Continued
  Telecommunications -- 1.9%
  AT&T Corp.                        8.050%   11/15/11    $    800    $    921
  AT&T Corp.                        8.750%   11/15/31         640         748
  Citizens Communications Company   8.500%   5/15/06        1,000       1,092
  EchoStar DBS Corporation          4.410%   10/1/08          500         520(B,C)
  GTE Corporation                   6.940%   4/15/28        1,700       1,784
  Qwest Corporation                 5.625%   11/15/08         550         544
  SBC Communications Inc.           5.875%   8/15/12        2,020       2,145
                                                                     --------
                                                                        7,754
                                                                     --------
  Telecommunications (Cellular/Wireless) -- 0.8%
  AT&T Wireless Services Inc.       7.500%    5/1/07        1,500       1,682
  Cingular Wireless LLC             5.625%   12/15/06         800         858
  Motorola, Inc.                    7.625%   11/15/10         850         977
                                                                     --------
                                                                        3,517
                                                                     --------
  Transportation -- 1.5%
  Burlington Northern Railroad
    Company                         6.960%   3/22/09          275         297
  Burlington Northern Railroad
    Company                         7.330%   6/23/10          201         225
  Consolidated Rail Corporation     7.875%   5/15/43          600         723
  Continental Airlines, Inc.        7.256%   3/15/20          610         620
  Delta Air Lines, Inc.             7.111%   9/18/11          230         232
  Delta Air Lines, Inc.             7.570%   5/18/12          400         414
  Delta Air Lines, Inc.             6.718%    7/2/24          792         848
  Norfolk Southern Railway
    Company                         7.000%   6/15/05          475         510
  Northwest Airlines Corporation    7.575%    3/1/19          203         209
  Union Pacific Corporation         6.500%   4/15/12        1,750       1,944
  United Airlines, Inc.             7.783%    1/1/14          245         204
                                                                     --------
                                                                        6,226
                                                                     --------
Total Corporate Bonds and Notes (Identified Cost -- $275,340)         289,601
-----------------------------------------------------------------------------

Annual Report to Shareholders
                                       44



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


U.S. Government and Agency Obligations -- 5.6%
  Fixed Rate Securities -- 5.6%
  Fannie Mae                        2.250%   5/15/06     $ 17,620    $ 17,620
  Federal Home Loan Bank            3.625%   11/14/08       3,030       3,047
  Tennessee Valley Authority        5.375%   11/13/08         150         162
  United States Treasury Notes      3.375%   11/15/08       1,245       1,255
  United States Treasury Bonds      5.375%   2/15/31          970       1,011
                                                                     --------
Total U.S. Government and Agency Obligations (Identified Cost --
  $23,061)                                                             23,095
-----------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- N.M.
  Fixed Rate Securities -- N.M.
  Fannie Mae                        8.000%   4/25/06           46          48
                                                                     --------
  Indexed Securities(C) -- N.M.
  Freddie Mac                       3.423%    9/1/24          146         151
                                                                     --------
Total U.S. Government Agency Mortgage-Backed Securities
  (Identified Cost -- $193)                                               199
-----------------------------------------------------------------------------
Yankee Bonds(F) -- 22.2%
  Banks -- 1.7%
  ABN Amro Bank NV                  4.650%    6/4/18        1,530       1,408(B)
  HBOS Treasury Services plc        3.750%   9/30/08          985         986(B)
  ING Bank N.V.                     5.125%    5/1/15          500         498(B)
  Inter-American Development Bank   4.000%   1/18/05        2,450       2,517
  Royal Bank of Scotland Group
    plc                             8.817%   3/31/49        1,500       1,624
                                                                     --------
                                                                        7,033
                                                                     --------
  Cable -- 0.2%
  British Sky Broadcasting Group
    plc                             6.875%   2/23/09          870         977
                                                                     --------
  Electric -- 0.7%
  Empresa Nacional de
    Electricidad S.A.               8.500%    4/1/09          905       1,020
  Hydro-Quebec                      7.500%    4/1/16        1,625       2,003
                                                                     --------
                                                                        3,023
                                                                     --------

                                                   Annual Report to Shareholders
                                       45



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Yankee Bonds -- Continued
Foreign Governments -- 7.3%
  Federative Republic of Brazil     2.063%   4/15/09     $    162    $    153(C)
  Federative Republic of Brazil    14.500%   10/15/09         280         366
  Federative Republic of Brazil    12.000%   4/15/10          580         696
  Federative Republic of Brazil     2.063%   4/15/12          430         386(C)
  Federative Republic of Brazil     2.063%   4/15/12          660         592(C)
  Federative Republic of Brazil     8.000%   4/15/14        1,589       1,557
  Federative Republic of Brazil    11.000%   8/17/40          410         451
  Italian Republic                  3.625%   9/14/07        1,700       1,735
  Province of Nova Scotia           5.750%   2/27/12        1,500       1,611
  Province of Ontario               3.500%   9/17/07        1,000       1,016
  Province of Ontario               5.125%   7/17/12          900         942
  Quebec Province                   7.500%   9/15/29        1,440       1,794
  Republic of Colombia             10.500%    7/9/10          360         404
  Republic of Colombia             11.750%   2/25/20          510         614
  Republic of Panama                9.625%    2/8/11          120         138
  Republic of Panama                9.375%   7/23/12          470         536
  Republic of Panama               10.750%   5/15/20          240         288
  Republic of Peru                  9.125%   2/21/12           50          56
  Republic of Peru                  9.875%    2/6/15           70          81
  Republic of Peru                  4.500%    3/7/17           50          45(B,E)
  Republic of Peru                  5.000%    3/7/17          884         817(E)
  Republic of Peru                  8.750%    3/7/17          235         217(B,E)
  Republic of Peru                  8.750%   11/21/33         150         150
  Republic of South Africa          7.375%   4/25/12          650         730
  Republic of the Philippines       9.875%   1/15/19          400         423
  Republic of the Philippines      10.625%   3/16/25           50          56
  Russian Federation                8.250%   3/31/10           80          89
  Russian Federation                5.000%   3/31/30        1,190       1,141(E)
  United Mexican States             8.375%   1/14/11        6,475       7,689
  United Mexican States            11.500%   5/15/26        3,705       5,363
                                                                     --------
                                                                       30,136
                                                                     --------

Annual Report to Shareholders
                                       46



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Yankee Bonds -- Continued
  Insurance -- 0.9%
  Axa                               8.600%   12/15/30    $  1,630    $  2,055
  Oil Insurance Ltd.                5.150%   8/15/33          585         589(B)
  XL Capital plc                    6.500%   1/15/12          700         766
                                                                     --------
                                                                        3,410
                                                                     --------
  Manufacturing (Diversified) -- 1.7%
  Tyco International Group S.A.     6.375%   6/15/05        1,000       1,053
  Tyco International Group S.A.     6.375%   2/15/06          900         959
  Tyco International Group S.A.     6.375%   10/15/11         250         267
  Tyco International Group S.A.     7.000%   6/15/28          554         575
  Tyco International Group S.A.     6.875%   1/15/29        3,976       4,075
                                                                     --------
                                                                        6,929
                                                                     --------
  Oil and Gas -- 1.4%
  Anderson Exploration Ltd.         6.750%   3/15/11          450         499
  Petrobras International Finance
    Company (PIFCO)                 9.750%    7/6/11          905       1,054
  Petroliam Nasional Berhad         7.625%   10/15/26         610         704(B)
  YPF Sociedad Anonima             10.000%   11/2/28        3,500       3,745
                                                                     --------
                                                                        6,002
                                                                     --------
  Special Purpose -- 5.4%
  Anadarko Finance Company          6.750%    5/1/11          970       1,099
  Anadarko Finance Company          7.500%    5/1/31          710         832
  ChevronTexaco Capital Company     3.500%   9/17/07        1,000       1,018
  Conoco Funding Company            5.450%   10/15/06       1,250       1,341
  Conoco Funding Company            6.350%   10/15/11         640         718
  Conoco Funding Company            7.250%   10/15/31       1,500       1,770
  Deutsche Telekom International
    Finance BV                      8.750%   6/15/30        1,400       1,789
  Deutsche Telekom International
    Finance BV                      9.250%    6/1/32          670         919
  Diageo Capital plc                3.500%   11/19/07         630         636
  Diageo Capital plc                3.375%   3/20/08          120         119

                                                   Annual Report to Shareholders
                                       47



                                             Maturity
                                    Rate       Date        Par        Value
-----------------------------------------------------------------------------


Yankee Bonds -- Continued
  Special Purpose -- Continued
  General Motors Nova Scotia
    Finance Company                 6.850%   10/15/08    $  1,160    $  1,241
  HSBC Capital Funding LP           4.610%   12/13/49         760         716(E)
  HSBC Holdings plc                 5.250%   12/12/12       1,700       1,741
  INTELSAT                          6.500%   11/1/13          400         417(B)
  PDVSA Finance Ltd. 1999 - I       9.750%   2/15/10        2,840       2,996
  Petronas Capital Ltd.             7.875%   5/22/22          770         912(B)
  Redwood Capital II Ltd.           4.160%    1/1/04          200         200(B,C)
  Telefonica Europe BV              8.250%   9/15/30          800       1,010
  UFJ Finance Aruba A E C           6.750%   7/15/13        2,835       3,023
                                                                     --------
                                                                       22,497
                                                                     --------
  Telecommunications -- 2.6%
  British Telecommunications plc    8.375%   12/15/10         900       1,095
  British Telecommunications plc    8.875%   12/15/30         420         550
  France Telecom S.A.               9.000%    3/1/11        3,000       3,603
  France Telecom S.A.               9.750%    3/1/31          340         452
  Koninklijke KPN NV                8.000%   10/1/10          990       1,184
  Tele Norte Leste Participacoes
    S.A.                            8.000%   12/18/13       1,080       1,061(B)
  Telecom Italia S.p.A.             5.250%   11/15/13       1,065       1,067(B)
  Telecom Italia S.p.A.             6.375%   11/15/33         880         885(B)
  Vodafone Group plc                7.625%   2/15/05        1,000       1,066
                                                                     --------
                                                                       10,963
                                                                     --------
Transportation -- 0.3%
  C P Railway Limited               7.125%   10/15/31       1,000       1,154
                                                                     --------
Total Yankee Bonds (Identified Cost -- $86,669)                        92,124
                                                                     --------
Total Long-Term Securities (Identified Cost -- $385,263)              405,019
-----------------------------------------------------------------------------
Short-Term Securities -- 0.9%
  Repurchase Agreements -- 0.9%
  Credit Suisse First Boston 0.97%, dated 12/31/03,
    to be repurchased at $1,653 on 1/2/04
    (Collateral: $1,675 Federal Home Loan Bank bonds,
    2.25%, due 12/15/05, value $1,688)                      1,653       1,653

Annual Report to Shareholders
                                       48



                                                           Par        Value
-----------------------------------------------------------------------------


Repurchase Agreements -- Continued
  Goldman, Sachs & Company 0.97%, dated 12/31/03, to
    be repurchased at $2,000 on 1/2/04 (Collateral:
    $1,740 Freddie Mac bonds, 6.75%, due 3/15/31,
    value $2,075)                                        $  2,000    $  2,000
                                                                     --------
Total Short-Term Securities (Identified Cost -- $3,653)                 3,653
-----------------------------------------------------------------------------
Total Investments -- 98.6% (Identified
  Cost -- $388,916)                                                   408,672
Other Assets Less
  Liabilities -- 1.4%                                                   5,908
                                                                     --------
Net assets consist of:
Accumulated paid-in capital applicable to:
  37,571 Primary Class shares outstanding                $388,722
     542 Institutional Class shares outstanding             5,641
Under/(over) distributed net investment income               (116)
Accumulated net realized gain/(loss) on investments,
  options and futures                                         577
Unrealized appreciation/(depreciation) of
  investments, options and futures                         19,756
                                                         --------
Net assets -- 100.0%                                                 $414,580
                                                                     ========
Net asset value per share:
  Primary Class                                                        $10.88
                                                                     ========
  Institutional Class                                                  $10.89
                                                                     ========
-----------------------------------------------------------------------------


(A) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.7% of net assets.

(C) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the one-year Treasury Bill rate. The coupon rates are the rates as of December 31, 2003.

(D) Bond is in default at December 31, 2003.

(E) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

(F) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

See notes to financial statements.

                                                   Annual Report to Shareholders
                                       49

Statement of Operations

Investment Grade Income Portfolio
For the Year Ended December 31, 2003
(Amounts in Thousands)



--------------------------------------------------------------------------


Investment Income:
Interest                                                          $21,952
Expenses:
Management fee                                        $ 2,342
Distribution and service fees                           1,932
Audit and legal fees                                       63
Custodian fee                                             231
Directors' fees and expenses                               27
Registration fees                                          43
Reports to shareholders                                    41
Transfer agent and shareholder servicing expense:
    Primary Class                                         283
    Institutional Class                                     4
Other expenses                                             20
                                                      -------
                                                        4,986
      Less fees waived                                 (1,103)
                                                      -------
      Total expenses, net of waivers                                3,883
                                                                  -------
Net Investment Income                                              18,069
                                                                  -------
Net Realized and Unrealized Gain/(Loss) on
  Investments:
Net realized gain/(loss) on investments, options and
  futures
  Investments                                           5,559
  Options                                                 0.4
  Futures                                               1,148
                                                      -------
                                                                    6,707
Change in unrealized appreciation/(depreciation) of
  investments, options and futures                                 11,745
                                                                  -------
Net Realized and Unrealized Gain/(Loss) on Investments             18,452
--------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                    $36,521
--------------------------------------------------------------------------


See notes to financial statements.

Annual Report to Shareholders
                                       50

Statement of Changes in Net Assets

Investment Grade Income Portfolio
(Amounts in Thousands)



                                                  For the Years Ended
                                           ---------------------------------
                                             12/31/03            12/31/02
----------------------------------------------------------------------------


Change in Net Assets:
Net investment income                        $ 18,069            $ 15,507
Net realized gain/(loss) on investments,
  options and futures                           6,707               4,513
Change in unrealized appreciation/
  (depreciation) of investments, options
  and futures                                  11,745               6,234
----------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   36,521              26,254
Distributions to shareholders:
  From net investment income:
    Primary Class                             (18,075)            (15,366)
    Institutional Class                          (209)               (142)
  From net realized gain on investments:
    Primary Class                              (2,770)                 --
    Institutional Class                           (36)                 --
Change in net assets from Fund share transactions:
    Primary Class                              58,641              68,814
    Institutional Class                         2,909               1,317
----------------------------------------------------------------------------
Change in net assets                           76,981              80,877
Net Assets:
Beginning of year                             337,599             256,722
----------------------------------------------------------------------------
End of year                                  $414,580            $337,599
----------------------------------------------------------------------------
Under/(over) distributed net investment
  income                                     $   (116)           $     99
----------------------------------------------------------------------------


See notes to financial statements.

                                                   Annual Report to Shareholders
                                       51

Financial Highlights

Investment Grade Income Portfolio

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:



                                             Years Ended December 31,
                                 ------------------------------------------------
                                 2003       2002       2001       2000       1999
---------------------------------------------------------------------------------


Net asset value, beginning
  of year                        $10.42     $10.10     $9.97      $9.78      $10.52
                                 ------------------------------------------------
Investment operations:
  Net investment income           .50(A)     .54(A)     .60(A)    .67(A)      .61(A)
  Net realized and
    unrealized gain/(loss)
    on investments,
    options and futures           .53        .32        .14        .19       (.71)
                                 ------------------------------------------------
  Total from investment
    operations                   1.03        .86        .74        .86       (.10)
                                 ------------------------------------------------
Distributions:
  From net investment
    income                       (.50)      (.54)      (.61)      (.67)      (.61)
  From net realized gain
    on investments               (.07)        --         --         --       (.03)
                                 ------------------------------------------------
  Total distributions            (.57)      (.54)      (.61)      (.67)      (.64)
                                 ------------------------------------------------
Net asset value, end of
  year                           $10.88     $10.42     $10.10     $9.97      $9.78
                                 ------------------------------------------------
Ratios/supplemental data:
  Total return                   10.16%     8.82%      7.52%      9.16%      (.91)%
  Expenses to average net
    assets                       1.00%(A)   1.00%(A)   1.00%(A)   1.00%(A)   1.00%(A)
    Net investment income
      to average net
      assets                     4.62%(A)   5.32%(A)   5.90%(A)   6.82%(A)   6.08%(A)
  Portfolio turnover rate          78%       131%       131%        94%       145%
Net assets, end of year
  (in thousands)                 $408,685   $334,763   $255,298   $194,987   $183,615
---------------------------------------------------------------------------------


(A) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 1.28%; 2002, 1.30%; 2001, 1.27%; 2000, 1.31%; and 1999, 1.31%.

See notes to financial statements.

Annual Report to Shareholders
                                       52

Financial Highlights -- Continued

Institutional Class:



                                       Years Ended December 31,
                          --------------------------------------------------
                           2003       2002       2001       2000       1999
----------------------------------------------------------------------------


Net asset value,
  beginning of year       $10.43     $10.11      $9.97      $9.79     $10.52
                          --------------------------------------------------
Investment operations:
  Net investment income      .55(B)     .59(B)     .66(B)     .71(B)     .66(B)
  Net realized and
    unrealized
    gain/(loss) on
    investments, options
    and futures              .53        .31        .14        .19       (.70)
                          --------------------------------------------------
  Total from investment
    operations              1.08        .90        .80        .90       (.04)
                          --------------------------------------------------
Distributions:
  From net investment
    income                  (.55)      (.58)      (.66)      (.72)      (.66)
  From net realized gain
    on investments          (.07)        --         --         --       (.03)
                          --------------------------------------------------
  Total distributions       (.62)      (.58)      (.66)      (.72)      (.69)
                          --------------------------------------------------
Net asset value, end of
  year                    $10.89     $10.43     $10.11      $9.97     $ 9.79
                          --------------------------------------------------
Ratios/supplemental
  data:
  Total return             10.71%      9.38%      8.16%      9.63%      (.33)%
  Expenses to average
    net assets               .50%(B)    .48%(B)    .47%(B)    .48%(B)    .46%(B)
    Net investment
      income to average
      net assets            5.13%(B)   5.85%(B)   6.50%(B)   7.32%(B)   6.59%(B)
  Portfolio turnover
    rate                      78%       131%       131%        94%       145%
Net assets, end of year
  (in thousands)          $5,895     $2,836     $1,424      $ 839     $  238
----------------------------------------------------------------------------


(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 0.78%; 2002, 0.78%; 2001, 0.74%; 2000, 0.79%; and 1999, 0.77%.

See notes to financial statements.

                                                   Annual Report to Shareholders
                                       53

Performance Information

U.S. Government Intermediate-Term Portfolio

  The following graphs compare the Fund's total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Effective September 30, 2002, Government Intermediate changed its comparative index from the Lehman Intermediate Government/Credit Bond Index to the Lehman Intermediate Government Bond Index, because the new index is more representative of the types of securities in which the Fund invests.

Annual Report to Shareholders
                                       54

Growth of a $10,000 Investment -- Primary Class

[VALUE TRUST GRAPH]



                                                 U.S. Government             Lehman Intermediate
                                          Intermediate Term Portfolio -    Government/Credit Bond        Lehman Intermediate
                                                  Primary Class                     Index               Government Bond Index
                                          -----------------------------    ----------------------       ---------------------


12/31/1993                                           10000.00                     10000.00                    10000.00
3/31/1994                                             9855.00                      9687.00                     9815.00
6/30/1994                                             9789.00                      9566.00                     9760.00
9/30/1994                                             9793.00                      9614.00                     9835.00
12/31/1994                                            9807.00                      9649.00                     9825.00
3/31/1995                                            10188.00                     10130.00                    10234.00
6/30/1995                                            10672.00                     10787.00                    10712.00
9/30/1995                                            10845.00                     10994.00                    10878.00
12/31/1995                                           11168.00                     11506.00                    11241.00
3/31/1996                                            11092.00                     11237.00                    11165.00
6/30/1996                                            11167.00                     11290.00                    11240.00
9/30/1996                                            11337.00                     11489.00                    11434.00
12/31/1996                                           11668.00                     11840.00                    11698.00
3/31/1997                                            11635.00                     11738.00                    11695.00
6/30/1997                                            11954.00                     12165.00                    12021.00
9/30/1997                                            12232.00                     12591.00                    12329.00
2/31/1997                                            12481.00                     12995.00                    12601.00
3/31/1998                                            12634.00                     13192.00                    12792.00
6/30/1998                                            12871.00                     13537.00                    13028.00
9/30/1998                                            13295.00                     14208.00                    13637.00
12/31/1998                                           13300.00                     14226.00                    13671.00
3/31/1999                                            13246.00                     14056.00                    13633.00
6/30/1999                                            13096.00                     13902.00                    13606.00
9/30/1999                                            13218.00                     13977.00                    13744.00
12/31/1999                                           13236.00                     13921.00                    13737.00
3/31/2000                                            13547.00                     14295.00                    13962.00
6/30/2000                                            13743.00                     14502.00                    14216.00
9/30/2000                                            14095.00                     14919.00                    14597.00
12/31/2000                                           14553.00                     15570.00                    15176.00
3/31/2001                                            14876.00                     16068.00                    15632.00
6/30/2001                                            14920.00                     16117.00                    15697.00
9/30/2001                                            15535.00                     16884.00                    16476.00
12/31/2001                                           15400.00                     16894.00                    16453.00
3/31/2002                                            15418.00                     16815.00                    16410.00
6/30/2002                                            15943.00                     17446.00                    17044.00
9/30/2002                                            16453.00                     18440.00                    17865.00
12/31/2002                                           16600.00                     18759.00                    18039.00
3/31/2003                                            16744.00                     19067.00                    18206.00
6/30/2003                                            16961.00                     19740.00                    18514.00
9/30/2003                                            16808.00                     19640.00                    18489.00
12/31/2003                                           16785.00                     19634.00                    18452.00




                                 Cumulative    Average Annual
                                Total Return    Total Return


                   One Year         +1.11%         +1.11%
                   Five Years      +26.20%         +4.76%
                   Ten Years       +67.85%         +5.32%


  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

              Past performance does not predict future performance.

---------------

(A) An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years.

(B) A total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

                                                   Annual Report to Shareholders
                                       55

Growth of a $1,000,000 Investment -- Institutional Class

[VALUE TRUST GRAPH]



                                               U.S. Government             Lehman Intermediate
                                        Intermediate Term Portfolio -    Government/Credit Bond        Lehman Intermediate
                                             Institutional Class                Index (C)           Government Bond Index (C)
                                        -----------------------------    ----------------------     -------------------------


12/1/1994                                         1000000.00                   1000000.00                  1000000.00
12/31/1994                                        1005190.00                   1006600.00                  1003300.00
3/31/1995                                         1045430.00                   1056700.00                  1045000.00
6/30/1995                                         1096620.00                   1125300.00                  1093800.00
9/30/1995                                         1115960.00                   1146900.00                  1110800.00
12/31/1995                                        1150230.00                   1200300.00                  1147800.00
3/31/1996                                         1143110.00                   1172200.00                  1140100.00
6/30/1996                                         1152660.00                   1177700.00                  1147700.00
9/30/1996                                         1172050.00                   1198500.00                  1167500.00
12/31/1996                                        1208790.00                   1235100.00                  1194500.00
3/31/1997                                         1207800.00                   1224500.00                  1194200.00
6/30/1997                                         1240830.00                   1269000.00                  1227500.00
9/30/1997                                         1271410.00                   1313500.00                  1258800.00
12/31/1997                                        1299050.00                   1355600.00                  1286700.00
3/31/1998                                         1317990.00                   1376200.00                  1306200.00
6/30/1998                                         1344490.00                   1412200.00                  1330300.00
9/30/1998                                         1389370.00                   1482100.00                  1392500.00
12/31/1998                                        1391780.00                   1484100.00                  1395900.00
3/31/1999                                         1387890.00                   1466300.00                  1392100.00
6/30/1999                                         1373940.00                   1450300.00                  1389300.00
9/30/1999                                         1388530.00                   1458100.00                  1403400.00
12/31/1999                                        1392310.00                   1452200.00                  1402700.00
3/31/2000                                         1426830.00                   1491200.00                  1425600.00
6/30/2000                                         1450840.00                   1512900.00                  1451600.00
9/30/2000                                         1490000.00                   1556300.00                  1490500.00
12/31/2000                                        1540490.00                   1624300.00                  1549600.00
3/31/2001                                         1575330.00                   1676200.00                  1596100.00
6/30/2001                                         1582190.00                   1681300.00                  1602800.00
9/30/2001                                         1649570.00                   1761400.00                  1682300.00
12/31/2001                                        1637480.00                   1762400.00                  1680000.00
3/31/2002                                         1641550.00                   1754100.00                  1675600.00
6/30/2002                                         1699550.00                   1819900.00                  1740300.00
9/30/2002                                         1757830.00                   1923600.00                  1824200.00
12/31/2002                                        1774240.00                   1956900.00                  1842000.00
3/31/2003                                         1791920.00                   1989100.00                  1859000.00
6/30/2003                                         1819200.00                   2059200.00                  1890400.00
9/30/2003                                         1802870.00                   2048800.00                  1887900.00
12/31/2003                                        1804600.00                   1943900.00                  1884100.00




                                  Cumulative    Average Annual
                                 Total Return    Total Return


                One Year             +1.71%         +1.71%
                Five Years          +29.66%         +5.33%
                Life of Class*      +80.46%         +6.72%
                *Inception date: December 1, 1994


  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

              Past performance does not predict future performance.

---------------

(C) Index returns are for periods beginning November 30, 1994.

Annual Report to Shareholders
                                       56

Statement of Net Assets

U.S. Government Intermediate-Term Portfolio
December 31, 2003
(Amounts in Thousands)



                                           Maturity
                            Rate             Date              Par        Value
---------------------------------------------------------------------------------


Long-Term Securities -- 76.8%
U.S. Government and Agency Obligations -- 34.3%
  Fixed Rate Securities -- 34.3%
  Fannie Mae                4.375%         7/17/13           $  7,000    $  6,701
  Freddie Mac               4.500%         1/15/13             33,000      32,833
  United States Treasury
    Notes                   3.000%         11/15/07             9,310       9,390
  United States Treasury
    Notes                   2.625%         5/15/08                950         936
  United States Treasury
    Notes                   5.000%         8/15/11              1,880       2,012
  United States Treasury
    Notes                   4.250%         8/15/13             37,000      37,046
  United States Treasury
    Bonds                   5.750%         8/15/10              3,490       3,913
  United States Treasury
    Bonds                   8.000%         11/15/21             7,670      10,359
  United States Treasury
    Bonds                   5.250%         11/15/28            11,560      11,644
                                                                         --------
Total U.S. Government and Agency Obligations (Identified
  Cost -- $116,502)                                                       114,834
---------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 36.8%
  Fixed Rate Securities -- 36.5%
  Fannie Mae                8.500%     6/1/10 to 8/1/11           147         151
  Fannie Mae                6.500%    11/1/10 to 10/1/32       13,400      14,049
  Fannie Mae                7.000%     1/1/13 to 1/1/33        15,522      16,439
  Fannie Mae                9.500%          7/1/14                173         192
  Fannie Mae               11.000%         12/1/15                123         138
  Fannie Mae                5.500%          9/1/17              4,927       5,110
  Fannie Mae               12.500%     1/1/18 to 4/1/18           145         169
  Fannie Mae                5.000%          6/1/18             39,532      40,371
  Fannie Mae                9.000%         11/1/21                291         324
  Fannie Mae                6.000%    11/1/27 to 9/1/32         2,242       2,319
  Freddie Mac               8.250%          2/1/08                 41          42
  Freddie Mac               8.500%    12/1/08 to 6/1/21           234         248
  Freddie Mac               9.750%    11/1/09 to 11/1/14           78          84
  Freddie Mac               9.000%     1/1/17 to 1/1/21           400         438
  Freddie Mac               5.500%     3/1/17 to 8/1/17         5,364       5,563
  Freddie Mac               7.000%    1/25/21 to 4/1/32         7,253       7,669
  Freddie Mac               8.000%          2/1/31                846         912
  Freddie Mac               5.000%          8/1/33             23,723      23,429

                                                   Annual Report to Shareholders
                                       57



                                           Maturity
                            Rate             Date              Par        Value
---------------------------------------------------------------------------------


U.S. Government Agency Mortgage-Backed Securities -- Continued
  Fixed Rate Securities -- Continued
  Government National
    Mortgage Association    9.000%    7/15/04 to 9/15/22     $    721    $    772
  Government National
    Mortgage Association    6.000%   5/15/14 to 11/15/32        2,202       2,295
  Government National
    Mortgage Association    6.500%   10/15/31 to 6/15/32        1,308       1,379
                                                                         --------
                                                                          122,093
                                                                         --------
  Indexed Securities(A) -- 0.3%
  Government National
    Mortgage Association    7.313%         6/16/26              4,616         519(B1)
  Government National
    Mortgage Association    7.363%         8/16/26              3,813         482(B1)
                                                                         --------
                                                                            1,001
                                                                         --------
Total U.S. Government Agency Mortgage-Backed Securities (Identified
  Cost -- $123,499)                                                       123,094
---------------------------------------------------------------------------------
Corporate Bonds and Notes -- 0.3%
  Banking and Finance -- 0.3%
  Household Finance
    Corporation             8.000%         7/15/10                690         826
                                                                         --------
Total Corporate Bonds and Notes (Identified Cost -- $730)                     826
---------------------------------------------------------------------------------

Annual Report to Shareholders
                                       58



                                           Maturity
                            Rate             Date              Par        Value
---------------------------------------------------------------------------------


Mortgage-Backed Securities -- 5.1%
  Fixed Rate Securities -- 5.1%
  Blackrock Capital
    Finance L.P. 1997-R3    7.220%         11/25/28          $    960    $    980(C)
  Residential Asset
    Securitization Trust
    2003-A14                4.750%         2/25/19             16,100      16,216
                                                                         --------
Total Mortgage-Backed Securities (Identified Cost -- $17,129)              17,196
---------------------------------------------------------------------------------
Preferred Stocks -- 0.3%
  Home Ownership Funding
    Corporation            13.331%                                  5shs      251(C,D)
  Home Ownership Funding
    Corporation II         13.338%                                 14         704(C,D)
                                                                         --------
Total Preferred Stocks (Identified Cost -- $1,537)                            955
                                                                         --------
Total Long-Term Securities (Identified Cost -- $259,397)                  256,905
---------------------------------------------------------------------------------
Short-Term Securities -- 22.8%
U.S. Governmental Agency Obligations -- 0.3%
  Fannie Mae                0.000%         3/24/04           $    850         848(E,F)
  Fannie Mae                0.000%         3/24/04                 50          50(E,F)
                                                                         --------
                                                                              898
                                                                         --------

                                                   Annual Report to Shareholders
                                       59



                                                                Par        Value
---------------------------------------------------------------------------------


Short-Term Securities -- Continued
Repurchase Agreements -- 22.5%
  Credit Suisse First Boston
    0.97%, dated 12/31/03, to be repurchased for $31,436
    on 1/2/04 (Collateral: $31,685 Federal Home Loan Bank
    bonds, 2.25%, due 12/15/05, value $32,110)               $ 31,436    $ 31,436
  Goldman, Sachs & Company 0.97%, dated 12/31/03, to be
    repurchased at $44,000 on 1/2/04 (Collateral: $42,795
    Fannie Mae notes, 5.25%, due 8/1/12, value $45,817)        44,000      44,000
                                                                         --------
                                                                           75,436
                                                                         --------
Total Short-Term Securities (Identified Cost -- $76,334)                   76,334
---------------------------------------------------------------------------------
Total Investments -- 99.6% (Identified Cost -- $335,731)                  333,239
Other Assets Less Liabilities -- 0.4%                                       1,345
                                                                         --------




Net assets consist of:
Accumulated paid-in capital applicable to:
  31,012 Primary Class shares outstanding            $332,095
      734 Institutional Class shares outstanding        7,551
Under/(over) distributed net investment income          1,269
Accumulated net realized gain/(loss) on
  investments, options and futures                     (3,277)
Unrealized appreciation/(depreciation) of
  investments, options and futures                     (3,054)
                                                     --------

Net assets -- 100.0%                                              $334,584
                                                                  ========

Net asset value per share:
  Primary Class                                                     $10.54
                                                                  ========
  Institutional Class                                               $10.55
                                                                  ========

U.S. Government Intermediate-Term Portfolio -- Continued

Annual Report to Shareholders
                                       60



                              Expiration     Actual     Appreciation/
                                 Date       Contracts   (Depreciation)

----------------------------------------------------------------------

Futures Contracts Purchased(G)
Eurodollar Futures          September 2004      39          $  35
Eurodollar Futures          December 2004      100            141
                                                            -----
                                                            $ 176
                                                            -----
Futures Contracts Written(G)
U.S. Treasury Note Futures    March 2004       234          $(415)
U.S. Treasury Bond Futures    March 2004       148           (323)
                                                            -----
                                                            $(738)
                                                            -----
----------------------------------------------------------------------


(A) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of December 31, 2003.

(B) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(C) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.6% of net assets.

(D) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(E) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(F) Collateral to cover futures contracts.

(G) Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

                                                   Annual Report to Shareholders
                                       61

Statement of Operations

U.S. Government Intermediate-Term Portfolio



For the Year Ended December 31, 2003
(Amounts in Thousands)
--------------------------------------------------------------------------


Investment Income:
Dividends                                             $   310
Interest                                               12,576
                                                      -------
      Total income                                                $ 12,886
Expenses:
Management fee                                          2,052
Distribution and service fees                           1,821
Audit and legal fees                                       62
Custodian fee                                             200
Directors' fees and expenses                               22
Registration fees                                          33
Reports to shareholders                                    32
Transfer agent and shareholder servicing expense:
    Primary Class                                         237
    Institutional Class                                     3
Other expenses                                             21
                                                      -------
                                                        4,483
    Less fees waived                                     (800)
                                                      -------
    Total expenses, net of waivers                                   3,683
                                                                  --------
Net Investment Income                                                9,203
                                                                  --------
Net Realized and Unrealized Gain/(Loss) on
  Investments:
Net realized gain/(loss) on:
    Investments                                        11,399
    Options                                                18
    Futures                                            (3,365)
                                                      -------
                                                                      8,052
Change in unrealized appreciation/(depreciation) of
  investments, options and futures                                 (13,276)
                                                                  --------
Net Realized and Unrealized Gain/(Loss) on Investments              (5,224)
--------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                    $  3,979
--------------------------------------------------------------------------


See notes to financial statements.

Annual Report to Shareholders
                                       62

Statement of Changes in Net Assets

U.S. Government Intermediate-Term Portfolio
(Amounts in Thousands)



                                                     For the Years Ended
                                                   -----------------------
                                                   12/31/03       12/31/02
--------------------------------------------------------------------------


Change in Net Assets:
Net investment income                              $  9,203       $ 13,614
Net realized gain/(loss) on investments, options
  and futures                                         8,052          4,950
Change in unrealized appreciation/(depreciation)
  of investments, options and futures               (13,276)         7,494
--------------------------------------------------------------------------
Change in net assets resulting from operations        3,979         26,058
Distributions to shareholders from net investment
  income:
      Primary Class                                  (9,512)       (13,280)
      Institutional Class                              (279)          (374)
Change in net assets from Fund share transactions:
      Primary Class                                 (47,284)        67,093
      Institutional Class                            (1,598)         1,963
--------------------------------------------------------------------------
Change in net assets                                (54,694)        81,460
Net Assets:
Beginning of year                                   389,278        307,818
--------------------------------------------------------------------------
End of year                                        $334,584       $389,278
--------------------------------------------------------------------------
Under/(over) distributed net investment income     $  1,269       $    138
--------------------------------------------------------------------------


See notes to financial statements.

                                                   Annual Report to Shareholders
                                       63

Financial Highlights

U.S. Government Intermediate-Term Portfolio

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:



                                          Years Ended December 31,
                          --------------------------------------------------------
                          2003       2002         2001         2000         1999
----------------------------------------------------------------------------------


Net asset value,
  beginning of year       $10.70     $10.32       $10.26        $9.92       $10.51
                          --------------------------------------------------------
Investment operations:
  Net investment income    .26(A)       .41(A)       .53(A)       .62(A)       .54(A)
  Net realized and
    unrealized
    gain/(loss) on
    investments,
    options and futures   (.14)         .38          .06          .33         (.59)
                          --------------------------------------------------------
  Total from investment
    operations             .12          .79          .59          .95         (.05)
                          --------------------------------------------------------
Distributions:
  From net investment
    income                (.28)        (.41)        (.53)        (.61)        (.54)
                          --------------------------------------------------------
  Total distributions     (.28)        (.41)        (.53)        (.61)        (.54)
                          --------------------------------------------------------
Net asset value, end of
  year                    $10.54     $10.70       $10.32       $10.26        $9.92
                          --------------------------------------------------------
Ratios/supplemental
  data:
  Total return            1.11%        7.79%        5.83%        9.95%        (.48)%
  Expenses to average
    net assets            1.00%(A)     1.00%(A)     1.00%(A)     1.00%(A)     1.00%(A)
  Net investment income
    to average net
    assets                2.48%(A)     3.85%(A)     5.08%(A)     6.14%(A)     5.28%(A)
  Portfolio turnover
    rate                   487%         204%         535%         248%         979%
Net assets, end of year
  (in thousands)          $326,844  $379,793     $300,597     $272,668     $298,207
----------------------------------------------------------------------------------


(A) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 1.21%; 2002, 1.19%; 2001, 1.17%; 2000, 1.19%; and 1999, 1.19%.

See notes to financial statements.

Annual Report to Shareholders
                                       64

Financial Highlights -- Continued

Institutional Class:



                                       Years Ended December 31,
                          --------------------------------------------------
                           2003       2002       2001       2000       1999
----------------------------------------------------------------------------


Net asset value,
  beginning of year       $10.70     $10.32     $10.27      $9.92     $10.51
                          --------------------------------------------------
Investment operations:
  Net investment income      .32(B)     .46(B)     .58(B)     .67(B)     .59(B)
  Net realized and
    unrealized
    gain/(loss) on
    investments, options
    and futures             (.14)       .38        .05        .35       (.59)
                          --------------------------------------------------
  Total from investment
    operations               .18        .84        .63       1.02         --
                          --------------------------------------------------
Distributions:
  From net investment
    income                  (.33)      (.46)      (.58)      (.67)      (.59)
                          --------------------------------------------------
  Total distributions       (.33)      (.46)      (.58)      (.67)      (.59)
                          --------------------------------------------------
Net asset value, end of
  year                    $10.55     $10.70     $10.32     $10.27      $9.92
                          --------------------------------------------------
Ratios/supplemental
  data:
  Total return              1.71%      8.35%      6.30%     10.64%       .04%
  Expenses to average
    net assets              0.46%(B)    .47%(B)    .46%(B)    .46%(B)    .47%(B)
  Net investment income
    to average net
    assets                  3.03%(B)   4.38%(B)   5.63%(B)   6.66%(B)   5.84%(B)
  Portfolio turnover
    rate                     487%       204%       535%       248%       979%
Net assets, end of year
  (in thousands)          $7,740     $9,485     $7,221     $6,723     $9,076
----------------------------------------------------------------------------


(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 0.68%; 2002, 0.66%; 2001, 0.63%; 2000, 0.65%; and 1999, 0.66%.

See notes to financial statements.

                                                   Annual Report to Shareholders
                                       65

Statement of Net Assets

U.S. Government Money Market Portfolio
December 31, 2003
(Amounts in Thousands)



                                              Maturity
                                Rate            Date        Par       Value
-----------------------------------------------------------------------------


U.S. Government and Agency Obligations -- 81.8%
  Fannie Mae               0.82% to 5.125%   1/2/04 to     182,060    182,139
                                             1/19/05      $          $
  Federal Farm Credit
    Bank                   1.08%             5/17/04         7,000      6,971
  Federal Home Loan Bank   1.00% to 3.375%   1/14/04 to
                                             1/18/05        23,500     23,564
  Freddie Mac              0.80% to 5.25%    1/5/04 to
                                             11/16/04      134,644    134,767
  Sallie Mae               1.00%             1/26/04         7,900      7,895
  Sallie Mae               0.961%            3/18/04         3,250      3,250(A)
  Sallie Mae               0.944%            4/15/04         2,000      2,000(A)
  Sallie Mae               0.951%            5/20/04         2,500      2,500(A)
                                                                     --------
Total U.S. Government and Agency Obligations (Identified
  Cost -- $363,086)                                                   363,086
-----------------------------------------------------------------------------
Repurchase Agreements -- 18.6%
  Goldman Sachs & Company
    0.97%, dated 12/31/03, to be repurchased at $40,000
    on 1/2/04 (Collateral: $33,105 Fannie Mae notes,
    7.125%, due 1/15/30, value $41,890)                     40,000     40,000
  Lehman Brothers, Inc.
    0.95%, dated 12/31/03, to be repurchased at $42,373
    on 1/2/04 (Collateral: $102,925 Resolution Funding
    Corp. principal-only securities, due 10/15/19,
    value $43,220)                                          42,373     42,373
                                                                     --------
Total Repurchase Agreements (Identified Cost --$82,373)                82,373
-----------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value --100.4%               445,459(B)
Other Assets Less Liabilities -- (0.4)%                                (1,578)
                                                                     --------
Net assets applicable to 443,881 shares
  outstanding -- 100.0%                                              $443,881
                                                                     ========
Net asset value per share                                               $1.00
                                                                     ========
-----------------------------------------------------------------------------


(A) Rates of interest earned on these securities are tied to the quarterly Treasury rate. The coupon rates are the rates as of December 31, 2003.

(B) Also represents cost for federal income tax purposes.

See notes to financial statements.

Annual Report to Shareholders
                                       66

Statement of Operations

U.S. Government Money Market Portfolio
For the Year Ended December 31, 2003
(Amounts in Thousands)



----------------------------------------------------------------------------


Investment Income:
Interest                                                             $6,118
Expenses:
Management fee                                           $2,550
Distribution and service fees                             1,021
Audit and legal fees                                         40
Custodian fee                                               149
Directors' fees and expenses                                 25
Registration fees                                            50
Reports to shareholders                                      23
Transfer agent and shareholder servicing expense            276
Other expenses                                               17
                                                         ------
                                                          4,151
      Less fees waived                                     (510)
                                                         ------
      Total expenses, net of waivers                                  3,641
                                                                     ------
Net Investment Income                                                 2,477
----------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                       $2,477
----------------------------------------------------------------------------


See notes to financial statements.

                                                   Annual Report to Shareholders
                                       67

Statement of Changes in Net Assets

U.S. Government Money Market Portfolio
(Amounts in Thousands)



                                                     For the Years Ended
                                                   -----------------------
                                                   12/31/03       12/31/02
--------------------------------------------------------------------------


Change in Net Assets:
Net investment income                              $  2,477       $  5,624
--------------------------------------------------------------------------
Change in net assets resulting from operations        2,477          5,624
Distributions to shareholders from net investment
  income                                             (2,633)        (5,624)
Change in net assets from Fund share transactions   (97,836)        40,803
--------------------------------------------------------------------------
Change in net assets                                (97,992)        40,803
Net Assets:
Beginning of year                                   541,873        501,070
--------------------------------------------------------------------------
End of year                                        $443,881       $541,873
--------------------------------------------------------------------------


See notes to financial statements.

Annual Report to Shareholders
                                       68

Financial Highlights

U.S. Government Money Market Portfolio

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.



                                                   Years Ended December 31,
                             --------------------------------------------------------------------
                               2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------


Net asset value,
  beginning of year             $1.00          $1.00          $1.00          $1.00          $1.00
                             --------------------------------------------------------------------
Investment operations:
  Net investment
    income                      .0049(A)         .01(A)         .04(A)         .06(A)         .04(A)
                             --------------------------------------------------------------------
  Total from
    investment
    operations                  .0049            .01            .04            .06            .04
                             --------------------------------------------------------------------
Distributions:
  From net investment
    income                     (.0049)          (.01)          (.04)          (.06)          (.04)
                             --------------------------------------------------------------------
      Total
         distributions         (.0049)          (.01)          (.04)          (.06)          (.04)
                             --------------------------------------------------------------------
Net asset value, end
  of year                       $1.00          $1.00          $1.00          $1.00          $1.00
                             --------------------------------------------------------------------
Ratios/supplemental
  data:
  Total return                    .51%          1.13%          3.57%          5.66%          4.44%
  Expenses to average
    net assets                    .71%(A)        .72%(A)        .71%(A)        .73%(A)        .73%(A)
  Net investment
    income to average
    net assets                    .49%(A)       1.11%(A)       3.46%(A)       5.53%(A)       4.34%(A)
Net assets, end of
  year (in thousands)        $443,881       $541,873       $501,070       $426,988       $379,994
-------------------------------------------------------------------------------------------------


(A) Net of 12b-1 service fees waived by Legg Mason Wood Walker, Inc. of 0.10% of average daily net assets. If no fees had been waived by Legg Mason, the annualized ratio of expenses to average daily net assets would have been as follows for the years ended December 31, 2003: 0.81%; 2002: 0.82%; 2001:
    0.81%; 2000: 0.83%; 1999: 0.83%.

See notes to financial statements.

                                                   Annual Report to Shareholders
                                       69

Notes to Financial Statements

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

1. Significant Accounting Policies:

  The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the High Yield Portfolio ("High Yield"), the Investment Grade Income Portfolio ("Investment Grade"), the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified investment company.

  The High Yield, Investment Grade and Government Intermediate Portfolios consist of two classes of shares: Primary Class and Institutional Class. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Securities owned by High Yield, Investment Grade and Government Intermediate for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At December 31, 2003, $372, or 0.16%, of the High Yield Portfolio's net assets were fair valued in accordance with the procedures adopted by the Board of Directors.

  With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

  In accordance with Rule 2a-7, the investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund's Board of Directors determines that this

Annual Report to Shareholders
                                       70

method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At December 31, 2003, $27 was receivable for securities sold in Investment Grade; High Yield, Government Intermediate and Government Money Market had no receivables for securities sold. There were no payables for securities purchased for any of the Funds.

  For the year ended December 31, 2003, investment transactions (excluding short-term investments) were as follows:



                                   Purchases           Proceeds From Sales
                             ----------------------   ----------------------
                             U.S. Gov't.              U.S. Gov't.
                             Securities     Other     Securities     Other

----------------------------------------------------------------------------

High Yield                   $    1,705    $274,684   $    1,711    $240,514
Investment Grade                177,267     219,752      161,211     130,990
Government Intermediate       1,621,878      16,216    1,629,577      16,936


Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

                                                   Annual Report to Shareholders
                                       71

Investment Income and Distributions to Shareholders

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At December 31, 2003, accrued dividends payable were as follows: High Yield, $150; Investment Grade, $114; Government Intermediate, $72; and Government Money Market, $1. There were no capital gain distributions payable at December 31, 2003.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the years ended December 31, 2003 and 2002, were characterized as follows for tax purposes:



                                                           Investment
                                       High Yield             Grade
                                    -----------------   -----------------
                                     2003      2002      2003      2002

-------------------------------------------------------------------------

Ordinary income                     $15,274   $16,713   $18,284   $15,508
Long-term capital gains                  --        --     2,806        --
                                    -------   -------   -------   -------
Total distributions                 $15,274   $16,713   $21,090   $15,508
                                    =======   =======   =======   =======




                                       Government          Government
                                      Intermediate        Money Market
                                    -----------------   -----------------
                                     2003      2002      2003      2002

-------------------------------------------------------------------------

Ordinary income                     $ 9,791   $13,654   $ 2,633   $ 5,624
                                    -------   -------   -------   -------
Total distributions                 $ 9,791   $13,654   $ 2,633   $ 5,624
                                    =======   =======   =======   =======

Legg Mason Income Trust, Inc. -- Continued

Annual Report to Shareholders
                                       72

  Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year ("post-October loss") as occurring on the first day of the following tax year. For the year ended December 31, 2003, realized capital losses reflected in the accompanying financial statements, as shown in the table below, will not be recognized for federal income tax purposes until 2004.

  The tax basis components of net assets at December 31, 2003, were as follows:



                                          Investment    Government     Government
                             High Yield     Grade      Intermediate   Money Market

----------------------------------------------------------------------------------

Unrealized appreciation      $  16,363     $ 21,385      $  1,963       $     --
Unrealized depreciation        (11,202)      (1,879)       (4,499)            --
                             ---------     --------      --------       --------
Net unrealized
  appreciation/
  (depreciation)                 5,161       19,506        (2,536)            --
Undistributed ordinary
  income                            --          124         1,380             79
Undistributed long-term
  capital gains                     --          701            --             --
Capital loss carryforwards    (158,017)          --        (3,834)            --
Post-October loss push and
  other loss deferrals            (171)          --            --             --
Paid-in capital                383,234      394,249       339,574        443,802
                             ---------     --------      --------       --------
Net assets                   $ 230,207     $414,580      $334,584       $443,881
                             =========     ========      ========       ========


  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Investment Grade and Government Money Market have no capital loss carryforwards. Unused capital loss carryforwards for federal income tax purposes for Government Intermediate, and High Yield at December 31, 2003, are as follows:



                                           Government
Expiration Date           High Yield      Intermediate

------------------------------------------------------

2008                      $ (38,887)        $ (3,834)
2009                        (83,723)              --
2010                        (32,610)              --
2011                         (2,797)              --


  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2003, the Funds recorded the following permanent reclassifications, which

                                                   Annual Report to Shareholders
                                       73

relate primarily to reclassifications of gains/losses on paydown securities. Results of operations and net assets were not affected by these reclassifications.



                                  High    Investment    Government     Government
                                  Yield     Grade      Intermediate   Money Market
----------------------------------------------------------------------------------


Undistributed net investment
  income                          $ 12       $ --        $ 1,719          $ --
Accumulated realized gain/(loss)    --         (1)        (1,707)           --
Paid-in capital                    (12)         1            (12)           --


  At December 31, 2003, the cost of investments for federal income tax purposes was $221,570 for High Yield, $389,166 for Investment Grade, $335,213 for Government Intermediate, and $445,459 for Government Money Market.

3. Financial Instruments:

Options and Futures

  As part of their investment programs, High Yield, Investment Grade and Government Intermediate may utilize options and futures. Options may be written
(sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:



   Purchased option:      Impact on the Fund:
------------------------------------------------------------------------

The option expires        Realize a loss in the amount of the
                          cost of the option.
------------------------------------------------------------------------
The option is closed Realize a gain or loss depending on whether through a closing sale the proceeds from the closing sale transaction transaction are greater or less than the cost of the
                          option.
------------------------------------------------------------------------
The Fund exercises a      The cost of the security purchased through the
call option               exercise of the option will be increased by
                          the premium originally paid to purchase the
                          option.
------------------------------------------------------------------------
The Fund exercises a put  Realize a gain or loss from the sale of the
option                    underlying security. The proceeds of that sale
                          will be reduced by the premium originally paid
                          to purchase the put option.
------------------------------------------------------------------------

Annual Report to Shareholders
                                       74


    Written option:                    Impact on the Fund:
------------------------------------------------------------------------



The option expires        Realize a gain equal to the amount of
                          the premium received.
------------------------------------------------------------------------
The option is closed      Realize a gain or loss without regard to any
through a closing         unrealized gain or loss on the underlying
purchase transaction      security and eliminate the option liability.
                          The Fund will realize a loss in this transaction if
                          the cost of the closing purchase exceeds the premium
                          received when the option was written.
------------------------------------------------------------------------
A written call option is  Realize a gain or loss from the sale of the
exercised by the option   underlying security. The proceeds of that sale
purchaser                 will be increased by the premium originally
                          received when the option was written.
------------------------------------------------------------------------
A written put option is   The amount of the premium originally received
exercised by the option   will reduce the cost of the security that the
purchaser                 Fund purchased when the option was exercised.
------------------------------------------------------------------------


  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in written call and put options during the year ended December 31, 2003, was as follows:



                                           Calls                   Puts
                                    --------------------   --------------------
                                      Actual                 Actual
Investment Grade                    Contracts   Premiums   Contracts   Premiums
-------------------------------------------------------------------------------


Options outstanding, December 31,
  2002                                    --     $  --         --       $  --
Options written                       17,480       107         --          --
Options closed                            --        --         --          --
Options expired                      (17,480)     (107)        --          --
Options exercised                         --        --         --          --
                                     -------     -----       ----       -----
Options outstanding, December 31,
  2003                                    --     $  --         --       $  --
                                     =======     =====       ====       =====

                                                  Annual Report to Shareholders
                                       75



                                           Calls                   Puts
                                    --------------------   --------------------
                                     Actual                 Actual
Government Intermediate             Contracts   Premiums   Contracts   Premiums
-------------------------------------------------------------------------------


Options outstanding, December 31,
  2002                                    50     $  48         50       $  40
Options written                           --        --        200          39
Options closed                            --        --       (150)        (27)
Options expired                          (50)      (48)      (100)        (52)
Options exercised                         --        --         --          --
                                     -------     -----       ----       -----
Options outstanding, December 31,
  2003                                    --     $  --         --       $  --
                                     =======     =====       ====       =====


  Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at December 31, 2003 for Government Intermediate are listed at the end of its statement of net assets.

Forward Currency Exchange Contracts

  As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Legg Mason Income Trust, Inc. -- Continued

Annual Report to Shareholders
                                       76

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

  At December 31, 2003, High Yield had no open forward currency exchange contracts.

4. Transactions With Affiliates:

  Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense limitations for Investment Grade and Government Intermediate are due to expire on April 30, 2004, or when net assets reach $500 million. High Yield and Government Money Market have no expense limitations. The following chart shows

                                                   Annual Report to Shareholders
                                       77

annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:



                                                                           Year Ended         At
                                                                          December 31,   December 31,
                                                                              2003           2003
                                                                          ------------   ------------
                                              Management      Expense      Management     Management
Fund                                              Fee        Limitation   Fees Waived    Fees Payable

-----------------------------------------------------------------------------------------------------

High Yield
 -- Primary Class                                0.65%          None         $   --          $123
 -- Institutional Class                          0.65%          None             --             3
Investment Grade
 -- Primary Class                                0.60%         1.00%          1,092           115
 -- Institutional Class                          0.60%         0.50%             11             2
Government Intermediate
 -- Primary Class                                0.55%         1.00%            781            89
 -- Institutional Class                          0.55%         0.50%             19             2
Government Money Market                      0.50% - 0.40%(A)    None            --           200


  Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of: 77% of the management fee received by LMFA for High Yield; 40% for Investment Grade; and 30% for Government Money Market. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

---------------

(A) Government Money Market's management fee varies with the level of the Fund's average daily net assets. The management fee is calculated as follows:



  Average Net Assets         Advisory Fee Rate
  --------------------------------------------


  $0 - $500 million               0.50%
  next $500 million               0.475%
  next $500 million               0.45%
  next $500 million               0.425%
  thereafter                      0.40%

Legg Mason Income Trust, Inc. -- Continued

Annual Report to Shareholders
                                       78

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:



                                                             At December 31, 2003
                                                           ------------------------
                                  Distribution   Service   Distribution and Service
                                      Fee          Fee           Fees Payable
-----------------------------------------------------------------------------------


High Yield                           0.25%        0.25%              $ 94
Investment Grade                     0.25%        0.25%               172
Government Intermediate              0.25%        0.25%               140
Government Money Market                 --        0.10%                40


  Legg Mason has agreed that it will not request payment of more than 0.10% annually from Government Money Market indefinitely. If this voluntary limit is terminated, the Fund may pay Legg Mason a Rule 12b-1 service fee in an amount not to exceed an annual rate of 0.20% of its average daily net assets.

  LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the year ended December 31, 2003: High Yield, $62; Investment Grade, $78; Government Intermediate, $66; and Government Money Market, $101.

  LMFA, the Adviser, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

  The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the federal funds rate plus the federal funds rate margin. For the year ended December 31, 2003, the Funds had no borrowings under the Credit Agreement.

                                                   Annual Report to Shareholders
                                       79

6. Fund Share Transactions:

  At December 31, 2003, there were 1,750,000 shares authorized at $.001 par value for all classes of each portfolio of the Corporation. Share transactions were as follows:



                                                High Yield
                                -------------------------------------------
                                    Primary Class       Institutional Class
                                ---------------------   -------------------
                                     Year Ended             Year Ended
                                12/31/03    12/31/02    12/31/03   12/31/02
---------------------------------------------------------------------------


Shares:
  Sold                             11,415       7,016       978        539
  Reinvested                        1,342       1,548        44         24
  Repurchased                      (8,542)     (9,809)     (656)      (368)
                                ---------   ---------   -------    -------
  Net Change                        4,215      (1,245)      366        195
                                =========   =========   =======    =======
Amount:
  Sold                          $  97,837   $  59,520   $ 8,358    $ 4,580
  Reinvested                       11,598      12,937       385        199
  Repurchased                     (73,936)    (82,683)   (5,677)    (3,107)
                                ---------   ---------   -------    -------
  Net Change                    $  35,499   $ (10,226)  $ 3,066    $ 1,672
                                =========   =========   =======    =======




                                             Investment Grade
                                -------------------------------------------
                                    Primary Class       Institutional Class
                                ---------------------   -------------------
                                     Year Ended             Year Ended
                                12/31/03    12/31/02    12/31/03   12/31/02
---------------------------------------------------------------------------


Shares:
  Sold                             14,879      13,866       412        248
  Reinvested                        1,713       1,351        23         14
  Repurchased                     (11,141)     (8,370)     (165)      (131)
                                ---------   ---------   -------    -------
  Net Change                        5,451       6,847       270        131
                                =========   =========   =======    =======
Amount:
  Sold                          $ 159,989   $ 139,370   $ 4,456    $ 2,494
  Reinvested                       18,456      13,611       244        142
  Repurchased                    (119,804)    (84,167)   (1,791)    (1,319)
                                ---------   ---------   -------    -------
  Net Change                    $  58,641   $  68,814   $ 2,909    $ 1,317
                                =========   =========   =======    =======

Legg Mason Income Trust, Inc. -- Continued

Annual Report to Shareholders
                                       80



                                       U.S. Government Intermediate
                                -------------------------------------------
                                    Primary Class       Institutional Class
                                ---------------------   -------------------
                                     Year Ended             Year Ended
                                12/31/03    12/31/02    12/31/03   12/31/02
---------------------------------------------------------------------------


Shares:
  Sold                             10,382      19,141       417        525
  Reinvested                          785       1,104        26         35
  Repurchased                     (15,656)    (13,879)     (595)      (374)
                                ---------   ---------   -------    -------
  Net Change                       (4,489)      6,366      (152)       186
                                =========   =========   =======    =======
Amount:
  Sold                          $ 110,857   $ 200,888   $ 4,469    $ 5,520
  Reinvested                        8,339      11,577       272        365
  Repurchased                    (166,480)   (145,372)   (6,339)    (3,922)
                                ---------   ---------   -------    -------
  Net Change                    $ (47,284)  $  67,093   $(1,598)   $ 1,963
                                =========   =========   =======    =======




                                                      U.S. Government
                                                       Money Market
                                                 -------------------------
                                                        Year Ended
                                                  12/31/03      12/31/02
--------------------------------------------------------------------------


Shares:
  Sold                                             1,306,465     1,465,517
  Reinvested                                           2,476         5,423
  Repurchased                                     (1,406,777)   (1,430,137)
                                                 -----------   -----------
  Net Change                                         (97,836)       40,803
                                                 ===========   ===========
Amount:
  Sold                                           $ 1,306,465   $ 1,465,517
  Reinvested                                           2,476         5,423
  Repurchased                                     (1,406,777)   (1,430,137)
                                                 -----------   -----------
  Net Change                                     $   (97,836)  $    40,803
                                                 ===========   ===========

                                                   Annual Report to Shareholders
                                       81

Report of Independent Auditors

To the Shareholders of High Yield Portfolio, Investment Grade Income Portfolio, U.S. Government Intermediate-Term Portfolio, and U.S. Government Money Market Portfolio and to the Directors of Legg Mason Income Trust, Inc.:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Yield Portfolio, Investment Grade Income Portfolio, U.S. Government Intermediate-Term Portfolio, and U.S. Government Money Market Portfolio (comprising the Legg Mason Income Trust, Inc., hereafter referred to as the "Funds") at December 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

January 30, 2004

Annual Report to Shareholders
                                       82

Directors and Officers

  The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.


 ----------------------------------------------------------------------------------------------------------
                                  Term of
                                  Office
                                   and
                   Position(s)    Length         Number of           Other
                    Held With     of Time       Legg Mason       Directorships    Principal Occupation(s)
   Name and Age       Fund       Served(A)    Funds Overseen         Held        During the Past Five Years
 ----------------------------------------------------------------------------------------------------------


 INDEPENDENT DIRECTORS:
 ----------------------------------------------------------------------------------------------------------
  Lehman, Arnold    Director     Since       Director/Trustee   None             Director of The Brooklyn
  L.(B)                          1987        of all Legg Mason                   Museum of Art since 1997;
  Age 59                                     funds (consisting                   Trustee of American
                                             of 22                               Federation of Arts since
                                             portfolios).                        1998. Formerly: Director
                                                                                 of The Baltimore Museum of
                                                                                 Art (1979-1997).
 ----------------------------------------------------------------------------------------------------------
  Masters, Robin    Director     Since       Director/Trustee   None             Retired. Director of
  J.W.(B)                        2002        of all Legg Mason                   Bermuda SMARTRISK
  Age 48                                     funds (consisting                   (non-profit) since 2001.
                                             of 22                               Formerly: Chief Investment
                                             portfolios).                        Officer of ACE Limited
                                                                                 (insurance) (1995-2000).
 ----------------------------------------------------------------------------------------------------------
  McGovern, Jill    Director     Since       Director/Trustee   None             Chief Executive Officer of
  E.(B)                          1989        of all Legg Mason                   The Marrow Foundation
  Age 59                                     funds (consisting                   since 1993. Formerly:
                                             of 22                               Executive Director of the
                                             portfolios).                        Baltimore International
                                                                                 Festival (1991-1993);
                                                                                 Senior Assistant to the
                                                                                 President of The Johns
                                                                                 Hopkins University
                                                                                 (1985-1990).
 ----------------------------------------------------------------------------------------------------------
  Mehlman, Arthur   Director     Since       Director/Trustee   None             Retired. Director of The
  S.(B)                          2002        of all Legg Mason                   League for People with
  Age 61                                     funds (consisting                   Disabilities, Inc.;
                                             of 22                               Director of University of
                                             portfolios).                        Maryland Foundation and
                                                                                 University of Maryland
                                                                                 College Park Foundation
                                                                                 (non-profits). Formerly:
                                                                                 Partner, KPMG LLP
                                                                                 (international accounting
                                                                                 firm) (1972-2002).
 ----------------------------------------------------------------------------------------------------------

                                                   Annual Report to Shareholders
                                       83



 ----------------------------------------------------------------------------------------------------------
                                  Term of
                                  Office
                                   and
                   Position(s)    Length         Number of           Other
                    Held With     of Time       Legg Mason       Directorships    Principal Occupation(s)
   Name and Age       Fund       Served(A)    Funds Overseen         Held        During the Past Five Years
 ----------------------------------------------------------------------------------------------------------


  O'Brien, G.       Director     Since       Director/Trustee   Director of the  Trustee of Colgate
  Peter(B)                       2002        of all Legg Mason  Royce Family of  University; President of
  Age 58                                     funds (consisting  Funds            Hill House, Inc.
                                             of 22              (consisting of   (residential home care).
                                             portfolios).       19 portfolios);  Formerly: Managing
                                                                Director of      Director, Equity Capital
                                                                Renaissance      Markets Group of Merrill
                                                                Capital          Lynch & Co. (1971- 1999).
                                                                Greenwich
                                                                Funds; Director
                                                                of Technology
                                                                Investment
                                                                Capital Corp.
 ----------------------------------------------------------------------------------------------------------
  Rowan, S.         Director     Since       Director/Trustee   None             Consultant, Rowan &
  Ford(B)                        2002        of all Legg Mason                   Blewitt Inc. (management
  Age 60                                     funds (consisting                   consulting); Visiting
                                             of 22                               Associate Professor,
                                             portfolios).                        George Washington

                                                                                 University
                                                                                 since
                                                                                 2002;
                                                                                 Director
                                                                                 of
                                                                                 Santa
                                                                                 Fe
                                                                                 Institute
                                                                                 (scientific
                                                                                 research
                                                                                 institute)
                                                                                 since
                                                                                 1999;
                                                                                 Director
                                                                                 of
                                                                                 Annapolis
                                                                                 Center
                                                                                 for
                                                                                 Science-Based
                                                                                 Public
                                                                                 Policy
                                                                                 since
                                                                                 1995.
 ----------------------------------------------------------------------------------------------------------
  INTERESTED DIRECTORS:
 ----------------------------------------------------------------------------------------------------------
  Curley, John      Chairman     Since       Chairman and       None             Director and/or officer of
  F., Jr.(C)        and          1987        Director/Trustee                    various Legg Mason
  Age 64            Director                 of all Legg Mason                   affiliates. Formerly: Vice
                                             funds (consisting                   Chairman and Director of
                                             of 22                               Legg Mason, Inc. and Legg
                                             portfolios).                        Mason Wood Walker,
                                                                                 Incorporated; Director of
                                                                                 Legg Mason Fund Adviser,
                                                                                 Inc. and Western Asset
                                                                                 Management Company (each a
                                                                                 registered investment
                                                                                 adviser).
 ----------------------------------------------------------------------------------------------------------
  Fetting, Mark     President    President   President and      Director of the  Executive Vice President
  R.(C)             and          since       Director/Trustee   Royce Family of  of Legg Mason, Inc.;
  Age 49            Director     2001;       of all Legg Mason  Funds            Director and/or officer of
                                 Director    funds (consisting  (consisting of   various Legg Mason
                                 since       of 22              19 portfolios).  affiliates since 2000.
                                 2002        portfolios).                        Formerly: Division
                                                                                 President and Senior
                                                                                 Officer of Prudential
                                                                                 Financial Group, Inc. and
                                                                                 related companies,
                                                                                 including fund boards and
                                                                                 consulting services to
                                                                                 subsidiary companies
                                                                                 (1991-2000); Partner,
                                                                                 Greenwich Associates; Vice
                                                                                 President, T. Rowe Price
                                                                                 Group, Inc.
 ----------------------------------------------------------------------------------------------------------

Annual Report to Shareholders
                                       84



 ----------------------------------------------------------------------------------------------------------
                                  Term of
                                  Office
                                   and
                   Position(s)    Length         Number of           Other
                    Held With     of Time       Legg Mason       Directorships    Principal Occupation(s)
   Name and Age       Fund       Served(A)    Funds Overseen         Held        During the Past Five Years
 ----------------------------------------------------------------------------------------------------------


 EXECUTIVE OFFICERS:
 ----------------------------------------------------------------------------------------------------------
  Karpinski,        Vice         Since       Vice President     None             Vice President and
  Marie K.(D)       President    1987        and Treasurer of                    Treasurer of Legg Mason
  Age 54            and                      all Legg Mason                      Fund Adviser, Inc. and
                    Treasurer                funds (consisting                   Western Asset Funds, Inc.;
                                             of 22                               Treasurer and Principal
                                             portfolios).                        Financial and Accounting
                                                                                 Officer of Pacific
                                                                                 American Income Shares,
                                                                                 Inc., Western Asset
                                                                                 Premier Bond Fund and
                                                                                 Western Asset/ Claymore
                                                                                 U.S. Treasury Inflation
                                                                                 Protected Securities Fund,
                                                                                 and Western Asset/
                                                                                 Claymore U.S. Treasury
                                                                                 Inflation Protected
                                                                                 Securities Fund 2.
 ----------------------------------------------------------------------------------------------------------
  Merz, Gretory     Vice         Since       Vice President,    None             Vice President and Deputy
  T.(D)             President,   2003        Secretary and                       General Counsel of Legg
  Age 45            Secretary                Chief Legal                         Mason, Inc. since 2003.
                    and Chief                Officer of all                      Formerly: Associate
                    Legal                    Legg Mason funds                    General Counsel, Fidelity
                    Officer                  (consisting of 22                   Investments (1993-2002);
                                             portfolios)                         Associate, Debevoise &
                                                                                 Plimpton (1985-1993).
 ----------------------------------------------------------------------------------------------------------


            ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

---------------

(A) Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O'Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

(C) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Corporation by virtue of being employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(D) Officers of the Corporation are interested persons (as defined in the 1940
    Act).

                                                                           Notes

Notes

Investment Manager

   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Adviser

   Western Asset Management Company
   Pasadena, CA

Board of Directors

   John F. Curley, Jr., Chairman
   Mark R. Fetting, President
   Arnold L. Lehman
   Robin J.W. Masters
   Dr. Jill E. McGovern
   Arthur S. Mehlman
   G. Peter O'Brien
   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer
   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer Erin K. Morris, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services
   Braintree, MA

Custodian

   State Street Bank & Trust Company
   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP
   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP
   Baltimore, MD

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.



This report is not to be distributed unless preceded or accompanied by a prospectus.





    Legg Mason Funds                 Legg Mason Institutional Funds
    For Primary Class Shareholders   For FI and I Class
    800-822-5544                     Shareholders
    www.leggmasonfunds.com           888-425-6432
                                     www.lminstitutionalfunds.com


                      Legg Mason Wood Walker, Incorporated
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-056                                                  [LEGG MASON FUNDS LOGO]

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        THE REGISTRANT, LEGG MASON INCOME TRUST, INC. ON AUGUST 6, 2003, ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        THE DIRECTORS OF LEGG MASON INCOME TRUST, INC. DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

        MR. ARTHUR S. MEHLMAN IS THE AUDIT COMMITTEE FINANCIAL EXPERT. HE IS "INDEPENDENT."

Item 4 - Principal Accounting Fees and Services

   (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        FY 02 - $127,000
        FY 03 - $139,220

   (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEM (a) ABOVE.

   (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category.

        FY 02 - $3,200
        FY 03 - $3,480

        SERVICES INCLUDE PREPARATION OF FEDERAL AND STATE INCOME TAX RETURNS, REVIEW OF EXCISE TAX DISTRIBUTION REQUIREMENTS AND PREPARATION OF EXCISE TAX RETURNS.

   (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEMS (a) OR (c) ABOVE.

   (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        THE AUDIT COMMITTEE'S ONLY POLICY IS DELEGATION TO ITS CHAIRPERSON OF THE AUTHORITY TO PRE-APPROVE ITEMS THAT REQUIRE A DECISION PRIOR TO THE NEXT MEETING OF THE COMMITTEE.

        (2) Disclose the percentage of services described in each of paragraphs
        (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        NONE.

   (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        NOT APPLICABLE.

   (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        FY 02 - $542,653
        FY 03 - $883,350

   (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        THE MEMBERS OF THE AUDIT COMMITTEE OF LEGG MASON INCOME TRUST, INC. HAVE CONSIDERED WHETHER THE NON-AUDIT SERVICES THAT WERE RENDERED BY THE FUND'S PRINCIPAL ACCOUNTANT TO THE ENTITIES SPECIFIED IN THIS ITEM AND THAT WERE NOT PRE-

        APPROVED BY THE AUDIT COMMITTEE ARE COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.


Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

        (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

        (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
                Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

        (a)     File the exhibits listed below as part of this Form.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (ATTACHED)

        (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

          (ATTACHED)

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or
                Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

          (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President,
Legg Mason Income Trust, Inc.

Date:     2/20/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President,
Legg Mason Income Trust, Inc.

Date:   2/20/04



By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer,
Legg Mason Income Trust, Inc.

Date:   2/20/04